Schedule of Portfolio Investments

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)

Communication Services (2.7%):
Advantage Solutions, Inc.(a)	39,307	62,105
Cars.com, Inc.(a)	9,637	185,994
Cogent Communications Holdings, Inc.	3,488	222,255
EchoStar Corp., Class A(a)	8,264	151,149
Gogo, Inc.(a)	9,143	132,574
Gray Television, Inc.	9,956	86,816
PubMatic, Inc.(a)	4,217	58,279
Sciplay Corp., Class A(a)	11,227	190,410
Shenandoah Telecommunication Co.	7,292	138,694
Stagwell, Inc.(a)	16,314	121,050
TechTarget, Inc.(a)	1,942	70,145
Thryv Holdings, Inc.(a)	7,152	164,925
US Cellular Corp.(a)	6,816	141,296
Vivid Seats, Inc., Class A(a)	11,941	91,110
ZipRecruiter, Inc.(a)	5,742	91,527
		1,908,329
Consumer Discretionary (15.3%):
American Eagle Outfitters, Inc.	9,863	132,559
Arhaus, Inc.(a)	10,226	84,774
Arko Corp.	14,666	124,514
Bloomin' Brands, Inc.	5,136	131,738
Boot Barn Holdings, Inc.(a)	1,689	129,445
Brinker International, Inc.(a)	3,290	125,020
Caleres, Inc.	3,451	74,645
Camping World Holdings, Inc., Class A	3,704	77,302
Carter's, Inc.	2,059	148,083
Cavco Industries, Inc.(a)	585	185,878
Century Communities, Inc.	2,606	166,576
Cracker Barrel Old Country Store, Inc.	1,407	159,835
Cricut, Inc., Class A	8,718	88,924
Dana, Inc.	7,970	119,948
Dave & Buster's Entertainment, Inc.(a)	2,614	96,169
Designer Brands, Inc., Class A	6,878	60,114
Dine Brands Global, Inc.	1,617	109,374
Dorman Products, Inc.	1,914	165,102
Dream Finders Homes, Inc., Class A(a)	9,914	131,361
European Wax Center, Inc., Class A	5,706	108,414
First Watch Restaurant Group, Inc.(a)	6,834	109,754
Franchise Group, Inc.	4,236	115,431
Frontdoor, Inc.(a)	7,025	195,857
Funko, Inc., Class A(a)	4,169	39,314
Gentherm, Inc.(a)	2,091	126,338
G-III Apparel Group Ltd.(a)	6,463	100,500
GoPro, Inc., Class A(a)	22,387	112,607
Graham Holdings Co., Class B	417	248,465

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (15.3%): (continued)
Grand Canyon Education, Inc.(a)	2,257	257,072
Green Brick Partners, Inc.(a)	5,044	176,843
Group 1 Automotive, Inc.	746	168,909
Guess?, Inc.	6,198	120,613
Helen of Troy Ltd.(a)	1,549	147,418
Installed Building Products, Inc.	1,420	161,923
Jack In The Box, Inc.	1,681	147,239
KB Home	4,110	165,140
Kontoor Brands, Inc.	3,356	162,397
La Z Boy, Inc.	5,704	165,872
LCI Industries	1,157	127,120
Leslie's, Inc.(a)	7,855	86,484
LGI Homes, Inc.(a)	1,375	156,791
M/I Homes, Inc.(a)	3,189	201,194
Malibu Boats, Inc.(a)	2,585	145,923
MarineMax, Inc.(a)	3,876	111,435
MDC Holdings, Inc.	4,559	177,208
Meritage Homes Corp.	1,866	217,874
Modine Manufacturing Co.(a)	6,967	160,589
Monro, Inc.	3,032	149,872
National Vision Holdings, Inc.(a)	3,106	58,517
OneSpaWorld Holdings Ltd.(a)	14,673	175,929
Overstock.com, Inc.(a)	2,687	54,465
Oxford Industries, Inc.	1,472	155,428
Papa John's International, Inc.	2,208	165,445
Patrick Industries, Inc.	2,613	179,801
Perdoceo Education Corp.(a)	18,109	243,204
Playa Hotels & Resorts N.V.(a)	20,669	198,422
Qurate Retail, Inc.(a)	35,652	35,217
Revolve Group, Inc.(a)	3,668	96,468
Sally Beauty Holdings, Inc.(a)	9,249	144,099
Six Flags Entertainment Corp.(a)	4,574	122,172
Solid Power, Inc.(a)	16,090	48,431
Sonic Automotive, Inc., Class A	2,423	131,666
Sonos, Inc.(a)	6,356	124,705
Standard Motor Products	4,583	169,159
Steven Madden Ltd.	4,720	169,920
Strategic Education, Inc.	2,137	191,967
Stride, Inc.(a)	2,469	96,908
Sturm Ruger & Co.	4,027	231,311
Target Hospitality Corp.(a)	5,035	66,160
Taylor Morrison Home Corp.(a)	4,616	176,608
The Buckle, Inc.	3,693	131,803
The Cheesecake Factory, Inc.	3,260	114,263
Tri Pointe Group, Inc.(a)	8,325	210,789
Upbound Group, Inc.	4,333	106,202
Vista Outdoor, Inc.(a)	5,145	142,568
Winnebago Industries, Inc.	1,909	110,149
Wolverine World Wide, Inc.	7,803	133,041

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (15.3%): (continued)
XPEL, Inc.(a)	1,550	105,323
		10,766,097
Consumer Staples (7.1%):
B&G Foods, Inc.	9,780	151,883
Cal-Maine Foods, Inc.	2,748	167,326
Central Garden And Pet Co., Class A(a)	5,582	218,089
Edgewell Personal Care Co.	4,051	171,843
elf Beauty, Inc.(a)	3,233	266,238
Energizer Holdings, Inc.	5,905	204,904
Fresh Del Monte Produce, Inc.	6,919	208,331
Herbalife Nutrition Ltd.(a)	5,227	84,155
Ingles Markets, Inc.	2,158	191,415
Inter Parfums, Inc.	2,075	295,148
J & J Snack Foods Corp.	1,496	221,737
John B. Sanfilippo & Son, Inc.	2,695	261,199
Medifast, Inc.	1,052	109,061
Mission Produce, Inc.(a)	11,487	127,621
Nu Skin Enterprises, Inc., Class A	3,987	156,729
PriceSmart, Inc.	3,133	223,947
SpartanNash Co.	5,048	125,190
Spectrum Brands Holdings, Inc.	3,472	229,916
The Andersons, Inc.	3,076	127,100
The Chefs' Warehouse, Inc.(a)	4,002	136,268
The Hain Celestial Group, Inc.(a)	7,783	133,478
The Vita Coco Co., Inc.(a)	6,994	137,222
Tootsie Roll Industries, Inc.	6,489	291,420
United Natural Foods, Inc.(a)	3,548	93,490
Usana Health Sciences, Inc.(a)	3,056	192,222
Utz Brands, Inc.	9,391	154,670
WD-40 Co.	869	154,725
Weis Markets, Inc.	2,309	195,503
		5,030,830
Energy (2.7%):
Arch Resources, Inc.	642	84,397
Archrock, Inc.	20,772	202,942
Bristow Group, Inc.(a)	4,842	108,461
Callon Petroleum Co.(a)	1,944	65,007
CONSOL Energy, Inc.	1,142	66,544
Delek US Holdings, Inc.	3,199	73,417
Earthstone Energy, Inc., Class A(a)	5,585	72,661
NexTier Oilfield Solutions, Inc.(a)	8,490	67,496
Noble Corp. PLC(a)	3,358	132,540
Northern Oil and Gas, Inc.	2,719	82,522
Par Pacific Holdings, Inc.(a)	5,262	153,650
Permian Resources Corp.	9,887	103,814
Ranger Oil Corp.	2,168	88,541
RPC, Inc.	9,950	76,515
Select Energy Services, Inc., Class A	11,428	79,539

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (2.7%): (continued)
SilverBow Resources, Inc.(a)	2,447	55,914
Sitio Royalties Corp., Class A	4,727	106,830
Talos Energy, Inc.(a)	3,903	57,921
Vital Energy, Inc.(a)	1,074	48,910
W&T Offshore, Inc.(a)	9,033	45,888
World Fuel Services Corp.	4,922	125,757
		1,899,266
Financials (21.1%):
1st Source Corp.	4,820	207,983
Artisan Partners Asset Management, Inc., Class A	5,829	186,411
AssetMark Financial Holdings, Inc.(a)	10,483	329,690
Atlantic Union Bankshares Corp.	6,217	217,906
Axos Financial, Inc.(a)	3,830	141,404
BankUnited, Inc.	4,777	107,865
Banner Corp.	3,179	172,842
Berkshire Hills BanCorp, Inc.	7,350	184,191
BGC Partners, Inc., Class A	40,493	211,778
Bread Financial Holdings, Inc.	3,419	103,664
Capitol Federal Financial, Inc.	34,601	232,865
City Holding Co.	3,004	273,004
CNO Financial Group, Inc.	8,811	195,516
Columbia Banking System, Inc.	5,764	123,465
Columbia Financial, Inc.(a)	10,898	199,215
Compass Diversified Holdings	7,765	148,156
Dime Community Bancshares, Inc.	6,312	143,409
Donnelley Financial Solutions, Inc.(a)	2,983	121,885
Encore Capital Group, Inc.(a)	3,388	170,925
Enterprise Financial Services Corp.	4,876	217,421
FB Financial Corp.	4,872	151,422
Federal Agricultural Mortgage Corp., Class C	1,809	240,941
First BanCorp.	9,384	107,165
First BanCorp.	4,830	171,562
First Busey Corp.	9,491	193,047
First Commonwealth Financial Corp.	16,735	208,016
First Financial BanCorp.	9,165	199,522
First Foundation, Inc.	10,473	78,024
First Merchants Corp.	5,171	170,384
Fulton Financial Corp.	12,603	174,173
Genworth Financial, Inc.(a)	37,611	188,807
German American BanCorp, Inc.	6,090	203,223
Green Dot Corp., Class A(a)	5,703	97,978
Heartland Financial USA, Inc.	4,936	189,345
Hilltop Holdings, Inc.	5,790	171,789
Hope BanCorp, Inc.	14,059	138,059
Horace Mann Educators	5,221	174,799
Independent Bank Group, Inc.	3,202	148,413
International Bancshares Corp.	4,198	179,758
Jackson Financial, Inc., Class A	3,446	128,915

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (21.1%): (continued)
Lakeland BanCorp, Inc.	13,833	216,348
Lakeland Financial Corp.	3,053	191,240
Lendingclub Corp.(a)	6,761	48,747
Live Oak Bancshares, Inc.	3,326	81,055
Merchants BanCorp	7,879	205,169
Moelis & Co., Class A	4,022	154,606
National Bank Holdings Corp., Class A	5,186	173,524
Navient Corp.	8,391	134,172
NBT BanCorp, Inc.	6,402	215,811
NMI Holdings, Inc.(a)	7,086	158,230
Northwest Bancshares, Inc.	19,056	229,244
Oceanfirst Financial Corp.	11,907	220,041
OFG BanCorp	6,947	173,258
Open Lending Corp.(a)	12,112	85,268
Palomar Holdings, Inc.(a)	1,258	69,442
Park National Corp.	1,719	203,822
PennyMac Financial Services, Inc.	3,415	203,568
Piper Sandler Cos.	1,379	191,143
PJT Partners, Inc., Class A	2,599	187,622
PRA Group, Inc.(a)	8,598	334,978
ProAssurance Corp.	8,937	165,156
Provident Financial Services, Inc.	11,195	214,720
Renasant Corp.	6,128	187,394
S&T BanCorp, Inc.	7,949	249,996
Safety Insurance Group, Inc.	3,381	251,952
Sandy Spring BanCorp, Inc.	5,763	149,723
Seacoast Banking Corp.	5,991	141,987
Silvergate Capital Corp., Class A(a)	803	1,301
Southside Bancshares, Inc.	6,804	225,893
StepStone Group, Inc., Class A	5,027	122,005
Stewart Information Services Corp.	3,801	153,370
Stock Yards BanCorp, Inc.	3,106	171,265
StoneX Group, Inc.(a)	2,064	213,686
Texas Capital Bancshares, Inc.(a)	2,644	129,450
The BanCorp, Inc.(a)	5,032	140,141
Tompkins Financial Corp.	3,095	204,920
Towne Bank	8,125	216,531
TriCo Bancshares	4,366	181,582
Triumph BanCorp, Inc.(a)	2,113	122,681
Trustmark Corp.	7,522	185,793
Upstart Holdings, Inc.(a)	1,727	27,442
Veritex Holdings, Inc.	5,983	109,250
Virtus Investment Partners, Inc.	886	168,686
Washington Federal, Inc.	6,503	195,870
WesBanco, Inc.	6,170	189,419
Westamerica BanCorp.	5,242	232,221
		14,834,659

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (8.2%):
AdaptHealth Corp.(a)	4,195	52,144
Addus Homecare Corp.(a)	1,413	150,852
Agiliti, Inc.(a)	7,062	112,851
Alector, Inc.(a)	9,323	57,709
Allscripts Healthcare Solutions, Inc.(a)	9,868	128,777
Apollo Medical Holdings, Inc.(a)	2,608	95,114
Arcus Biosciences, Inc.(a)	2,760	50,342
AtriCure, Inc.(a)	3,413	141,469
Atrion Corp.	304	190,885
Avid Bioservices, Inc.(a)	4,976	93,350
Catalyst Pharmaceuticals, Inc.(a)	7,382	122,394
Corcept Therapeutics, Inc.(a)	4,577	99,138
CorVel Corp.(a)	1,129	214,826
Cross Country Healthcare, Inc.(a)	2,680	59,818
DocGo, Inc.(a)	7,857	67,963
Dynavax Technologies Corp.(a)	7,708	75,615
Embecta Corp.	3,232	90,884
Emergent Biosolutions, Inc.(a)	4,777	49,490
Enhabit, Inc.(a)	6,063	84,336
Enovis Corp.(a)	3,383	180,957
Figs, Inc., Class A(a)	9,072	56,156
Fulgent Genetics, Inc.(a)	2,939	91,756
Harmony Biosciences Holdings, Inc.(a)	2,081	67,945
Innoviva, Inc.(a)	11,470	129,037
Integer Holdings Corp.(a)	3,180	246,450
Ironwood Pharmaceuticals, Inc.(a)	18,098	190,391
iTeos Therapeutics, Inc.(a)	4,430	60,292
Lemaitre Vascular, Inc.	3,383	174,123
Multiplan Corp.(a)	30,768	32,614
National Healthcare Corp.	4,018	233,325
National Research Corp.	3,977	173,039
Neogen Corp.(a)	13,348	247,205
Owens & Minor, Inc.(a)	7,808	113,606
Pacira BioSciences, Inc.(a)	2,949	120,349
Patterson Cos., Inc.	6,852	183,428
Pediatrix Medical Group, Inc.(a)	7,905	117,863
Prestige Consumer Healthcare, Inc.(a)	4,004	250,770
Prothena Corp. PLC(a)	842	40,812
RadNet, Inc.(a)	6,076	152,082
Regenxbio, Inc.(a)	4,019	75,999
Senseonics Holdings, Inc.(a)	48,839	34,676
SIGA Technologies, Inc.	5,033	28,940
Simulations Plus, Inc.	2,671	117,364
Supernus Pharmaceuticals, Inc.(a)	4,994	180,933
Syndax Pharmaceuticals, Inc.(a)	4,329	91,428
U.S. Physical Therapy, Inc.	1,660	162,531
Varex Imaging Corp.(a)	8,531	155,179

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (8.2%): (continued)
Xencor, Inc.(a)	4,279	119,341
		5,766,548
Industrials (22.2%):
3D Systems Corp.(a)	11,307	121,211
AAR Corp.(a)	4,114	224,419
AerSale Corp.(a)	6,741	116,080
Air Transport Services Group(a)	5,648	117,648
Alamo Group, Inc.	1,546	284,711
Albany International Corp.	2,296	205,171
Allegiant Travel Co.(a)	1,764	162,253
Apogee Enterprises, Inc.	3,844	166,253
ArcBest Corp.	1,410	130,312
Arcosa, Inc.	2,675	168,819
Astec Industries, Inc.	3,957	163,226
AZZ, Inc.	5,663	233,542
Barnes Group, Inc.	5,673	228,508
Boise Cascade Co.	1,625	102,781
Brady Corp.	4,919	264,298
BrightView Holdings, Inc.(a)	17,502	98,361
CBIZ, Inc.(a)	4,802	237,651
Columbus McKinnon Corp.	5,594	207,873
Construction Partners, Inc., Class A(a)	4,054	109,215
CoreCivic, Inc.(a)	12,714	116,969
CSW Industrials, Inc.	1,795	249,379
Deluxe Corp.	9,239	147,824
Encore Wire Corp.	863	159,940
Energy Recovery, Inc.(a)	7,714	177,808
Enerpac Tool Group Corp.	7,746	197,523
EnerSys	2,678	232,665
EnPro Industries, Inc.	1,875	194,794
Esab Corp.	3,895	230,078
ESCO Technologies, Inc.	2,329	222,303
Federal Signal Corp.	4,682	253,811
First Advantage Corp.(a)	11,098	154,928
Forrester Research, Inc.(a)	4,761	154,018
Forward Air Corp.	1,516	163,364
Gibraltar Industries, Inc.(a)	2,838	137,643
Global Industrial Co.	4,609	123,706
GMS, Inc.(a)	3,109	179,980
GrafTech International, Ltd.	26,013	126,423
Granite Construction, Inc.	6,876	282,466
Griffon Corp.	3,498	111,971
H&E Equipment Services, Inc.	3,964	175,328
Hayward Holdings, Inc.(a)	12,338	144,601
Healthcare Services Group, Inc.	9,787	135,746
Heartland Express, Inc.	14,560	231,795
Helios Technologies, Inc.	2,573	168,274
Heritage-Crystal Clean, Inc.(a)	6,064	215,939

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.2%): (continued)
Hillenbrand, Inc.	4,380	208,181
HireRight Holdings Corp.(a)	6,126	64,997
HNI Corp.	5,951	165,676
Huron Consulting Group, Inc.(a)	2,759	221,741
ICF International, Inc.	1,935	212,269
Janus International Group, Inc.(a)	12,829	126,494
Jeld-Wen Holding, Inc.(a)	11,603	146,894
Kadant, Inc.	1,053	219,572
Kaman Corp.	5,098	116,540
Kennametal, Inc.	6,637	183,048
Kforce, Inc.	2,549	161,199
Lindsay Corp.	1,123	169,719
Marten Transport Ltd.	7,455	156,182
Matson, Inc.	1,637	97,680
Maxar Technologies, Inc.	5,012	255,913
McGrath Rentcorp	2,597	242,326
Mercury Systems, Inc.(a)	3,114	159,188
Moog, Inc., Class A	2,666	268,600
Mueller Water Products, Inc., Class A	17,877	249,205
MYR Group, Inc.(a)	2,100	264,621
NOW, Inc.(a)	11,531	128,571
NV5 Global, Inc.(a)	1,264	131,418
PGT Innovations, Inc.(a)	6,482	162,763
Primoris Services Corp.	8,823	217,575
Proto Labs, Inc.(a)	3,559	117,981
Rush Enterprises, Inc., Class A	3,934	214,796
SkyWest, Inc.(a)	5,688	126,103
SPX Technologies, Inc.(a)	3,161	223,103
Standex International Corp.	2,469	302,304
Sun Country Airlines Holdings, Inc.(a)	6,904	141,532
Tennant Co.	3,304	226,423
Terex Corp.	4,015	194,246
The AZEK Co., Inc.(a)	5,204	122,502
The Brink's Co.	3,576	238,877
The Greenbrier Cos., Inc.	5,657	181,986
The Shyft Group, Inc.	5,400	122,850
Titan International, Inc.(a)	6,250	65,500
Trinity Industries, Inc.	7,194	175,246
Universal Logistics Holdings, Inc.	3,675	107,126
V2X, Inc.(a)	2,612	103,749
Veritiv Corp.	1,085	146,627
Wabash National Corp.	7,760	190,818
Werner Enterprises, Inc.	4,946	224,994
		15,588,743
Information Technology (10.4%):
A10 Networks, Inc.	8,116	125,717
ACI Worldwide, Inc.(a)	7,652	206,451
ACM Research, Inc., Class A(a)	8,561	100,164

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (10.4%): (continued)
Agilysys, Inc.(a)	2,247	185,400
Alpha & Omega Semiconductor, Ltd.(a)	2,408	64,896
Avid Technology, Inc.(a)	3,773	120,661
Axcelis Technologies, Inc.(a)	1,533	204,272
Badger Meter, Inc.	1,924	234,382
Belden, Inc.	2,404	208,595
Benchmark Electronics, Inc.	7,335	173,766
Clearfield, Inc.(a)	821	38,242
Cohu, Inc.(a)	4,084	156,785
CommVault Systems, Inc.(a)	2,946	167,156
Conduent, Inc.(a)	32,725	112,247
Consensus Cloud Solutions, Inc.(a)	2,311	78,782
CSG Systems International, Inc.	3,365	180,701
Digi International, Inc.(a)	3,979	134,013
Digital Turbine, Inc.(a)	4,754	58,759
Ebix, Inc.	3,201	42,221
eplus, Inc.(a)	3,652	179,094
EVERTEC, Inc.	5,783	195,176
Extreme Networks, Inc.(a)	7,815	149,423
FormFactor, Inc.(a)	4,300	136,955
Harmonic, Inc.(a)	9,404	137,204
Ichor Holding Ltd.(a)	3,863	126,475
InterDigital, Inc.	3,791	276,364
International Money Express, Inc.(a)	6,357	163,884
MaxLinear, Inc.(a)	2,853	100,454
Methode Electronics, Inc.	4,941	216,811
N-able, Inc.(a)	11,622	153,410
Napco Security Technologies Inc.(a)	4,996	187,750
NetScout Systems, Inc.(a)	5,554	159,122
OSI Systems, Inc.(a)	3,009	308,001
Paymentus Holdings, Inc.(a)	6,830	60,514
Payoneer Global, Inc.(a)	9,433	59,239
PC Connection, Inc.	3,947	177,457
Perficient, Inc.(a)	1,719	124,095
Photronics, Inc.(a)	5,847	96,943
Plexus Corp.(a)	2,051	200,116
Progress Software Corp.	3,887	223,308
Semtech Corp.(a)	4,077	98,419
SiTime Corp.(a)	827	117,624
SMART Global Holdings, Inc.(a)	8,626	148,712
TaskUS, Inc., Class A(a)	3,626	52,359
TTEC Holdings, Inc.	2,964	110,350
TTM Technologies(a)	9,156	123,514
Ultra Clean Holdings, Inc.(a)	3,838	127,268
Veeco Instruments, Inc.(a)	7,116	150,361
Verra Mobility Corp.(a)	9,701	164,141
Vishay Intertechnology, Inc.	9,376	212,085
		7,329,838

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (5.6%):
AdvanSix, Inc.	3,401	130,156
Alpha Metallurgical Resources, Inc.	482	75,192
Arconic Corp.(a)	5,408	141,852
Chase Corp.	2,376	248,838
Ecovyst, Inc.(a)	14,239	157,341
Hawkins, Inc.	4,005	175,339
Hecla Mining Co.	21,220	134,323
Ingevity Corp.(a)	2,442	174,652
Innospec, Inc.	2,291	235,217
Materion Corp.	1,860	215,760
Minerals Technologies, Inc.	3,247	196,184
NewMarket Corp.	661	241,252
O-I Glass, Inc.(a)	7,806	177,274
Origin Materials, Inc.(a)	18,983	81,057
Orion Engineered Carbons SA	9,178	239,454
Pactiv Evergreen, Inc.	13,588	108,704
Ryerson Holding Corp.	2,775	100,954
Schnitzer Steel Industries, Inc.	3,844	119,548
Stepan Co.	2,229	229,654
Sylvamo Corp.	2,496	115,465
TriMas Corp.	7,459	207,808
Trinseo PLC	5,242	109,296
Warrior Met Coal, Inc.	3,260	119,675
Worthington Industries, Inc.	2,863	185,093
		3,920,088
Real Estate (1.3%):
eXp World Holdings, Inc.	6,442	81,749
Kennedy-Wilson Holdings, Inc.	12,762	211,721
Marcus & Millichap, Inc.	4,442	142,633
Newmark Group, Inc., Class A	14,133	100,062
The RMR Group, Inc., Class A	8,375	219,760
The St. Joe Co.	4,374	182,002
		937,927
Utilities (3.0%):
Altus Power, Inc.(a)	6,559	35,943
Avista Corp.	6,606	280,425
Chesapeake Utilities Corp.	1,958	250,604
MGE Energy, Inc.	4,041	313,865
Middlesex Water Co.	2,419	188,972
Montauk Renewables, Inc.(a)	5,915	46,551
Northwest Natural Holding Co.	4,744	225,625
NorthWestern Corp.	4,898	283,398
SJW Group	3,869	294,547

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (3.0%): (continued)
Unitil Corp.	3,630	207,055
		2,126,985
Total Common Stocks (Cost $69,811,036)		70,109,310

Total Investments (Cost $69,811,036) — 99.6%		70,109,310
Other assets in excess of liabilities — 0.4%		253,716
NET ASSETS - 100.00%		70,363,026

Percentages indicated are based on net assets as of March 31, 2023.

(a)	Non-income producing security.

Futures Contracts

Long Futures
Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	6/16/23	3	$272,025	$5,738
				$5,738

Schedule of Portfolio Investments

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)

Communication Services (0.9%):
Endeavor Group Holdings, Inc., Class A(a)	22,029	527,154
Lumen Technologies, Inc.	73,751	195,440
News Corp., Class A	36,064	622,826
The Trade Desk, Inc., Class A(a)	4,408	268,491
ZoomInfo Technologies, Inc.(a)	7,290	180,136
		1,794,047
Consumer Discretionary (7.9%):
Aptiv PLC(a)	4,723	529,873
Aramark	18,206	651,775
AutoZone, Inc.(a)	287	705,489
Burlington Stores, Inc.(a)	3,145	635,604
CarMax, Inc.(a)	6,368	409,335
Chipotle Mexican Grill, Inc.(a)	318	543,236
Darden Restaurants, Inc.	4,254	660,051
Dollar General Corp.	2,506	527,413
Dollar Tree, Inc.(a)	3,389	486,491
Domino's Pizza, Inc.	1,995	658,091
DR Horton, Inc.	6,782	662,534
Garmin, Ltd.	8,036	810,993
Genuine Parts Co.	5,312	888,751
Lennar Corp.	6,329	665,241
LKQ Corp.	11,249	638,493
Lowe's Cos., Inc.	3,381	676,099
NVR, Inc.(a)	146	813,540
O'Reilly Automotive, Inc.(a)	895	759,837
Pool Corp.	1,610	551,328
Pultegroup, Inc.	12,484	727,567
Ross Stores, Inc.	5,311	563,656
Service Corp.	11,093	762,977
Tesla, Inc.(a)	1,568	325,297
Tractor Supply Co.	2,820	662,813
Vail Resorts, Inc.	2,490	581,863
		15,898,347

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (4.0%):
BJ's Wholesale Club Holdings, Inc.(a)	6,537	497,270
Bunge, Ltd.	7,218	689,463
Campbell Soup Co.	17,100	940,158
Costco Wholesale Corp.	1,400	695,618
Darling Ingredients, Inc.(a)	6,152	359,277
Hormel Foods Corp.	20,498	817,460
Lamb Weston Holdings, Inc.	7,990	835,115
McCormick & Co., Inc.	10,323	858,977
Monster Beverage Corp.(a)	15,406	832,078

Consumer Staples (4.0%): (continued)
Sysco Corp.	9,146	706,345
The JM Smucker Co.	5,643	888,039
		8,119,800
Energy (5.3%):
Antero Resources Corp.(a)	9,724	224,527
APA Corp.	8,537	307,844
Chesapeake Energy Corp.	4,516	343,397
ConocoPhillips	4,050	401,800
Coterra Energy, Inc.	15,013	368,419
Devon Energy Corp.	5,457	276,179
Diamondback Energy, Inc.	2,974	401,996
EOG Resources, Inc.	3,711	425,392
Halliburton Co.	13,676	432,709
Hess Corp.	3,756	497,069
HF Sinclair Corp.	7,305	353,416
Kinder Morgan, Inc.	43,536	762,315
Marathon Oil Corp.	14,169	339,489
Marathon Petroleum Corp.	5,346	720,801
Occidental Petroleum Corp.	5,311	331,566
ONEOK, Inc.	10,794	685,851
Ovintiv, Inc.	6,604	238,272
Phillips 66	5,357	543,093
Pioneer Natural Resources Co.	2,098	428,495
Schlumberger Ltd.	9,592	470,967
Targa Resources Corp.	7,586	553,399
Texas Pacific Land Corp.	201	341,905

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
The Williams Cos., Inc.	23,660	706,488
Valero Energy Corp.	3,882	541,927
		10,697,316
Financials (11.1%):
Aflac, Inc.	15,029	969,671
American Financial Group, Inc.	5,886	715,149
Arch Capital Group Ltd.(a)	17,385	1,179,920
Ares Management Corp., Class A	7,091	591,673
Arthur J Gallagher & Co.	4,544	869,313
Brown & Brown, Inc.	11,570	664,349
Cboe Global Markets, Inc.	7,068	948,808
Cincinnati Financial Corp.	6,269	702,630
East West BanCorp, Inc.	7,561	419,636
Equitable Holdings, Inc.	20,687	525,243
Erie Indemnity Co., Class A	3,495	809,652
Everest Re Group, Ltd.	2,776	993,864
FactSet Research Systems, Inc.	1,823	756,709
First Citizens BancShares, Inc., Class A	674	655,869
First Republic Bank	5,216	72,972
Franklin Resources, Inc.	26,763	720,995
Globe Life, Inc.	7,569	832,741
Interactive Brokers Group, Inc.	8,280	683,597

Financials (11.1%): (continued)
Intercontinental Exchange, Inc.	7,852	818,885
LPL Financial Holdings, Inc.	2,056	416,134
Markel Corp.(a)	738	942,729
MarketAxess Holdings, Inc.	2,418	946,139
Morningstar, Inc.	2,578	523,411
MSCI, Inc.	1,388	776,850
Nasdaq, Inc.	14,460	790,528
Principal Financial Group, Inc.	8,706	647,030
Raymond James Financial, Inc.	5,984	558,128
Rocket Cos., Inc., Class A(a)	52,452	475,215
Ryan Specialty Holdings, Inc.(a)	13,102	527,224
Tradeweb Markets, Inc., Class A	12,433	982,456
WR Berkley Corp.	12,092	752,848
		22,270,368

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.6%):
Agilent Technologies, Inc.	4,642	642,174
Align Technology, Inc.(a)	1,779	594,435
Amgen, Inc.	3,930	950,077
Avantor, Inc.(a)	27,260	576,276
Baxter International, Inc.	12,830	520,385
BioMarin Pharmaceutical, Inc.(a)	6,714	652,869
Catalent, Inc.(a)	6,749	443,477
Centene Corp.(a)	8,740	552,455
Charles River Laboratories International, Inc.(a)	2,307	465,599
Danaher Corp.	2,480	625,059
Dexcom, Inc.(a)	3,931	456,704
Edwards Lifesciences Corp.(a)	6,660	550,982
HCA Healthcare, Inc.	2,301	606,728
Henry Schein, Inc.(a)	12,118	988,102
Horizon Therapeutics PLC(a)	7,844	856,094
Humana, Inc.	1,545	750,036
IDEXX Laboratories, Inc.(a)	1,526	763,122
Incyte Corp.(a)	10,700	773,289
Insulet Corp.(a)	1,673	533,620
Intuitive Surgical, Inc.(a)	2,538	648,383
IQVIA Holdings, Inc.(a)	3,348	665,884
Mettler-Toledo International, Inc.(a)	504	771,226
Moderna, Inc.(a)	2,130	327,125
Neurocrine Biosciences, Inc.(a)	5,540	560,759
PerkinElmer, Inc.	4,604	613,529
R1 RCM, Inc.(a)	25,710	385,650
Regeneron Pharmaceuticals, Inc.(a)	781	641,724
Repligen Corp.(a)	1,858	312,813
ResMed, Inc.	2,925	640,546
Shockwave Medical, Inc.(a)	1,119	242,633
STERIS PLC	3,830	732,602
Stryker Corp.	3,165	903,512
Teleflex, Inc.	3,073	778,422

Health Care (12.6%): (continued)
United Therapeutics Corp.(a)	2,728	610,963
Veeva Systems, Inc., Class A(a)	2,663	489,433
Vertex Pharamaceuticals, Inc.(a)	2,221	699,770
Waters Corp.(a)	2,201	681,496

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	2,315	802,078
Zimmer Biomet Holdings, Inc.	6,149	794,451
Zoetis, Inc.	4,942	822,546
		25,427,028
Industrials (23.5%):
Advanced Drainage Systems, Inc.	3,517	296,167
AECOM	9,938	837,972
AMETEK, Inc.	7,689	1,117,442
Builders FirstSource, Inc.(a)	6,806	604,237
Carlisle Companies, Inc.	2,340	529,004
Carrier Global Corp.	18,373	840,565
Caterpillar, Inc.	3,421	782,862
CH Robinson Worldwide, Inc.	6,227	618,777
Cintas Corp.	2,020	934,614
Copart, Inc.(a)	10,972	825,204
Costar Group, Inc.(a)	6,152	423,565
CSX Corp.	26,214	784,847
Deere & Co.	1,519	627,165
Dover Corp.	6,084	924,403
Eaton Corp. PLC	5,388	923,180
Equifax, Inc.	3,655	741,380
Expeditors International of Washington, Inc.	7,438	819,073
Fastenal Co.	16,742	903,063
Fortive Corp.	11,577	789,204
Generac Holdings, Inc.(a)	2,246	242,590
General Dynamics Corp.	3,895	888,878
Graco, Inc.	13,006	949,568
HEICO Corp.	5,313	908,735
Honeywell International, Inc.	4,706	899,411
Howmet Aerospace, Inc.	18,389	779,142
Hubbell, Inc.	3,287	799,760
Huntington Ingalls Industries, Inc.	3,590	743,202
IDEX Corp.	4,115	950,688
Illinois Tool Works, Inc.	4,243	1,032,958
Ingersoll Rand, Inc.	12,907	750,929
J.B. Hunt Transport Services, Inc.	3,673	644,465
Johnson Controls International PLC	12,649	761,723
Leidos Holdings, Inc.	9,012	829,645
Masco Corp.	13,204	656,503

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Nordson Corp.	3,599	799,914
Norfolk Southern Corp.	3,365	713,380
Old Dominion Freight Line, Inc.	1,867	636,348
Otis Worldwide Corp.	11,907	1,004,951
PACCAR, Inc.	13,342	976,634

Industrials (23.5%): (continued)
Parker Hannifin Corp.	2,562	861,114
Quanta Services, Inc.	4,168	694,555
Regal Rexnord Corp.	4,207	592,051
Republic Services, Inc.	7,295	986,430
Rockwell Automation, Inc.	2,469	724,528
Rollins, Inc.	20,278	761,033
Snap-on, Inc.	3,710	915,962
SS&C Technologies Holdings, Inc.	14,945	843,944
Textron, Inc.	9,913	700,155
Trane Technologies PLC	4,824	887,520
TransDigm Group, Inc.	1,155	851,293
TransUnion	9,872	613,446
U-Haul Holding Co.	14,478	863,613
Union Pacific Corp.	4,175	840,260
United Rentals, Inc.	1,770	700,495
Verisk Analytics, Inc.	4,753	911,911
Waste Management, Inc.	6,190	1,010,022
Watsco, Inc.	2,710	862,214
Westinghouse Air Brake Technologies Corp.	7,299	737,637
WW Grainger, Inc.	1,442	993,264
Xylem, Inc.	6,536	684,319
		47,327,914
Information Technology (16.3%):
Advanced Micro Devices, Inc.(a)	5,990	587,080
Akamai Technologies, Inc.(a)	8,766	686,378
Amphenol Corp., Class A	10,599	866,150
Analog Devices, Inc.	4,145	817,477
ANSYS, Inc.(a)	2,430	808,704
Arista Networks, Inc.(a)	4,809	807,239
Bentley Systems, Inc., Class B	12,859	552,808
Broadcom, Inc.	1,300	834,002
Cadence Design Systems, Inc.(a)	3,396	713,466

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
CDW Corp.	4,318	841,535
Cognizant Technology Solutions Corp., Class A	10,999	670,169
Datadog, Inc., Class A(a)	3,516	255,473
Dynatrace, Inc.(a)	10,555	446,476
Enphase Energy, Inc.(a)	1,138	239,299
Entegris, Inc.	5,056	414,643
EPAM Systems, Inc.(a)	676	202,124
F5, Inc.(a)	4,017	585,237
Fair Isaac Corp.(a)	1,253	880,471
Fidelity National Information Services, Inc.	7,621	414,049
First Solar, Inc.(a)	3,111	676,642
FleetCor Technologies, Inc.(a)	3,648	769,181
Fortinet, Inc.(a)	7,775	516,726
Gartner, Inc.(a)	1,998	650,888
Jack Henry & Associates, Inc.	4,578	689,996
Juniper Networks, Inc.	26,171	900,806

Information Technology (16.3%): (continued)
Keysight Technologies, Inc.(a)	4,007	647,050
KLA Corp.	1,548	617,915
Lam Research Corp.	1,256	665,831
Microchip Technology, Inc.	7,791	652,730
Monolithic Power Systems, Inc.	1,053	527,069
NetApp, Inc.	9,820	627,007
NVIDIA Corp.	2,874	798,311
NXP Semiconductors N.V.	3,263	608,468
ON Semiconductor Corp.(a)	5,756	473,834
Paychex, Inc.	6,518	746,898
Paycom Software, Inc.(a)	1,277	388,221
Paylocity Holding Corp.(a)	1,661	330,174
PTC, Inc.(a)	4,679	599,988
Qorvo, Inc.(a)	5,568	565,542
Roper Technologies, Inc.	2,221	978,772
Seagate Technology Holdings PLC	9,563	632,306
ServiceNow, Inc.(a)	1,074	499,109
Skyworks Solutions, Inc.	6,065	715,549
Synopsys, Inc.(a)	1,757	678,641
TD SYNNEX Corp.	7,404	716,633
TE Connectivity Ltd.	5,879	771,031
Teledyne Technologies, Inc.(a)	2,126	951,087

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Teradyne, Inc.	5,350	575,178
Trimble, Inc.(a)	10,228	536,152
Tyler Technologies, Inc.(a)	1,589	563,523
Western Digital Corp.(a)	13,147	495,247
Zebra Technologies Corp.(a)	1,881	598,158
		32,787,443
Materials (8.0%):
Albemarle Corp.	1,540	340,402
Avery Dennison Corp.	3,817	682,976
Ball Corp.	10,095	556,335
Celanese Corp.	6,175	672,396
CF Industries Holdings, Inc.	4,125	299,021
Eastman Chemical Co.	8,327	702,299
Ecolab, Inc.	4,445	735,781
FMC Corp.	6,183	755,130
Freeport-McMoRan, Inc.	13,963	571,226
International Flavors & Fragrances, Inc.	7,067	649,881
International Paper Co.	21,377	770,855
LyondellBasell Industries N.V., Class A	7,714	724,267
Martin Marietta Materials, Inc.	2,143	760,894
Newmont Corp.	13,523	662,898
Nucor Corp.	3,637	561,807
Packaging Corp. of America	5,748	797,995
PPG Industries, Inc.	5,344	713,852
Reliance Steel & Aluminum Co.	3,270	839,540
RPM International, Inc.	8,188	714,321
Materials (8.0%): (continued)
Steel Dynamics, Inc.	5,749	649,982
The Mosaic Co.	7,748	355,478
The Sherwin-Williams Co.	2,852	641,044
Vulcan Materials Co.	4,488	769,961
Westlake Chemical Corp.	5,937	688,573
Westrock Co.	17,018	518,538
		16,135,452
Utilities (9.9%):
Alliant Energy Corp.	18,505	988,167
Ameren Corp.	13,089	1,130,759
American Electric Power Co., Inc.	11,125	1,012,264
American Water Works Co., Inc.	6,063	888,169
Atmos Energy Corp.	9,804	1,101,578
CenterPoint Energy, Inc.	35,292	1,039,702

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
CMS Energy Corp.	16,998	1,043,337
Consolidated Edison, Inc.	11,696	1,118,956
Constellation Energy Corp.	5,029	394,777
DTE Energy Co.	9,518	1,042,602
Entergy Corp.	8,533	919,345
Essential Utilities, Inc.	20,396	890,285
Evergy, Inc.	17,149	1,048,147
Eversource Energy	12,650	989,989
FirstEnergy Corp.	25,271	1,012,356
NextEra Energy, Inc.	9,290	716,073
NiSource, Inc.	36,101	1,009,384
NRG Energy, Inc.	15,289	524,260
The Southern Co.	14,742	1,025,748
WEC Energy Group, Inc.	11,154	1,057,288
Xcel Energy, Inc.	16,110	1,086,458
		20,039,644
Total Common Stocks (Cost $187,776,735)		200,497,359

Right (0.0%)†

Health Care (0.0%):†
ABIOMED, Inc., CVR, Expiring 01/02/26(a)(b)	1,543	1,574
		1,574
Total Right (Cost $–)		1,574

Total Investments (Cost $187,776,735) — 99.5%		200,498,933
Other assets in excess of liabilities — 0.5%		1,125,176
NET ASSETS - 100.00%		201,624,109

Percentages indicated are based on net assets as of March 31, 2023.

†	Represents less than 0.05%.
(a)	Non-income producing security.

(b)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of March 31,2023. This security is classified as Level 3 within the fair value hierarchy.

CVR — Contingent Value Rights

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	6/16/23	5	$1,034,438	$60,792
				$60,792

Schedule of Portfolio Investments
March 31, 2023
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)

Communication Services (0.3%):
Lumen Technologies, Inc.	180,861	479,282
		479,282
Consumer Discretionary (4.7%):
Darden Restaurants, Inc.	10,441	1,620,026
Garmin, Ltd.	19,697	1,987,821
Genuine Parts Co.	13,038	2,181,388
LKQ Corp.	27,589	1,565,952
Vail Resorts, Inc.	6,114	1,428,719
		8,783,906
Consumer Staples (6.5%):
Bunge, Ltd.	17,693	1,690,035
Campbell Soup Co.	41,935	2,305,586
Hormel Foods Corp.	50,269	2,004,728
McCormick & Co., Inc.	25,320	2,106,877
Sysco Corp.	22,433	1,732,501
The JM Smucker Co.	13,843	2,178,473
		12,018,200
Energy (9.4%):
Chesapeake Energy Corp.	11,062	841,154
ConocoPhillips	9,921	984,262
Coterra Energy, Inc.	36,822	903,612
Devon Energy Corp.	13,372	676,757
Diamondback Energy, Inc.	7,303	987,147
EOG Resources, Inc.	9,093	1,042,331
Kinder Morgan, Inc.	106,760	1,869,368
Marathon Petroleum Corp.	13,100	1,766,273
ONEOK, Inc.	26,474	1,682,158
Phillips 66	13,129	1,331,018
Pioneer Natural Resources Co.	5,141	1,049,998
Targa Resources Corp.	18,597	1,356,651
The Williams Cos., Inc.	58,026	1,732,656
Valero Energy Corp.	9,524	1,329,550
		17,552,935
Financials (11.0%):
Aflac, Inc.	36,866	2,378,594
American Financial Group, Inc.	14,442	1,754,703
Ares Management Corp., Class A	17,377	1,449,937
Cincinnati Financial Corp.	15,362	1,721,773
East West BanCorp, Inc.	18,531	1,028,471
Equitable Holdings, Inc.	50,721	1,287,806
Erie Indemnity Co., Class A	8,568	1,984,863
Everest Re Group, Ltd.	6,800	2,434,536
Franklin Resources, Inc.	65,620	1,767,803

Schedule of Portfolio Investments — continued
March 31, 2023
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.0%): (continued)
Principal Financial Group, Inc.	21,357	1,587,252
Rocket Cos., Inc., Class A(a)	128,630	1,165,388
WR Berkley Corp.	29,866	1,859,457
		20,420,583
Health Care (1.9%):
Amgen, Inc.	9,626	2,327,085
Baxter International, Inc.	31,450	1,275,612
		3,602,697
Industrials (20.5%):
Caterpillar, Inc.	8,396	1,921,341
CH Robinson Worldwide, Inc.	15,276	1,517,976
Eaton Corp. PLC	13,213	2,263,915
Fastenal Co.	41,058	2,214,669
General Dynamics Corp.	9,560	2,181,688
Honeywell International, Inc.	11,545	2,206,480
Huntington Ingalls Industries, Inc.	8,796	1,820,948
Illinois Tool Works, Inc.	10,410	2,534,314
Johnson Controls International PLC	31,020	1,868,024
Masco Corp.	32,375	1,609,685
Norfolk Southern Corp.	8,244	1,747,728
PACCAR, Inc.	32,720	2,395,104
Parker Hannifin Corp.	6,280	2,110,771
Regal Rexnord Corp.	10,316	1,451,771
Rockwell Automation, Inc.	6,058	1,777,720
Snap-on, Inc.	9,088	2,243,736
TransDigm Group, Inc.	2,830	2,085,852
Union Pacific Corp.	10,229	2,058,689
Watsco, Inc.	6,651	2,116,082
		38,126,493
Information Technology (9.3%):
Analog Devices, Inc.	10,176	2,006,911
Broadcom, Inc.	3,191	2,047,154
Fidelity National Information Services, Inc.	18,692	1,015,536
Juniper Networks, Inc.	64,168	2,208,662
NetApp, Inc.	24,077	1,537,316
NXP Semiconductors N.V.	7,998	1,491,427
Paychex, Inc.	15,974	1,830,461
Seagate Technology Holdings PLC	23,444	1,550,117
Skyworks Solutions, Inc.	14,869	1,754,245
TE Connectivity Ltd.	14,424	1,891,708
		17,333,537
Materials (12.0%):
Celanese Corp.	15,136	1,648,159
Eastman Chemical Co.	20,424	1,722,560
FMC Corp.	15,158	1,851,246
Freeport-McMoRan, Inc.	34,248	1,401,086

Schedule of Portfolio Investments — continued
March 31, 2023
Timothy Plan High Dividend Stock ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (12.0%): (continued)
International Flavors & Fragrances, Inc.	17,342	1,594,770
International Paper Co.	52,412	1,889,977
LyondellBasell Industries N.V., Class A	18,915	1,775,929
Newmont Corp.	33,151	1,625,062
Packaging Corp. of America	14,096	1,956,948
PPG Industries, Inc.	13,096	1,749,364
Reliance Steel & Aluminum Co.	8,017	2,058,285
RPM International, Inc.	20,080	1,751,779
Westrock Co.	41,743	1,271,909
		22,297,074
Utilities (23.8%):
Alliant Energy Corp.	45,381	2,423,345
Ameren Corp.	32,095	2,772,687
American Electric Power Co., Inc.	27,283	2,482,480
Atmos Energy Corp.	24,035	2,700,573
CenterPoint Energy, Inc.	86,532	2,549,233
CMS Energy Corp.	41,688	2,558,809
Consolidated Edison, Inc.	28,679	2,743,720
DTE Energy Co.	23,348	2,557,540
Entergy Corp.	20,924	2,254,352
Essential Utilities, Inc.	50,024	2,183,548
Evergy, Inc.	42,040	2,569,485
Eversource Energy	31,024	2,427,938
FirstEnergy Corp.	61,970	2,482,518
NiSource, Inc.	88,513	2,474,823
NRG Energy, Inc.	37,481	1,285,224
The Southern Co.	36,151	2,515,387
WEC Energy Group, Inc.	27,361	2,593,549
Xcel Energy, Inc.	39,498	2,663,745
		44,238,956
Total Common Stocks (Cost $183,600,226)		184,853,663

Total Investments (Cost $183,600,226) — 99.4%		184,853,663
Other assets in excess of liabilities — 0.6%		1,041,379
NET ASSETS - 100.00%		185,895,042

Percentages indicated are based on net assets as of March 31, 2023.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	6/16/23	4	$827,550	$38,756
				$38,756

Schedule of Portfolio Investments

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (98.8%)
Australia (6.2%): Communication Services (0.6%):
Rea Group Ltd.	1,853	170,931
Telstra Corp. Ltd.	111,300	313,892
		484,823
Consumer Discretionary (0.3%):
Wesfarmers Ltd.	6,949	233,362
		233,362
Consumer Staples (0.7%):
Coles Group, Ltd.	24,877	299,589
Woolworths Group Ltd.	12,141	307,515
		607,104
Energy (0.4%):
Santos Ltd.	33,608	154,976
Woodside Energy Group, Ltd.	6,618	147,457
		302,433
Financials (1.3%):
ASX Ltd.	5,361	232,951
Commonwealth Bank of Australia	3,543	232,801
National Australia Bank Ltd.	11,307	209,466
Suncorp Group Ltd.	29,383	237,801
Westpac Banking Corp.	15,237	220,562
		1,133,581
Health Care (1.1%):
Cochlear Ltd.	1,436	227,147
CSL Ltd.	1,221	235,252
Ramsay Health Care Ltd.	4,068	180,899
Sonic Healthcare Ltd.	10,548	245,596
		888,894
Industrials (0.3%):
Brambles Ltd.	26,806	240,592
		240,592
Information Technology (0.3%):
Computershare Ltd.	10,919	157,546
WiseTech Global Ltd.	3,084	134,256
		291,802
Materials (1.2%):
BHP Group, Ltd.	6,057	191,183
Fortescue Metals Group, Ltd.	11,497	172,801
Newcrest Mining Ltd.	14,599	261,963
Rio Tinto Ltd.	2,651	212,848
South32, Ltd.	55,498	162,081
		1,000,876
		5,183,467
Austria (0.5%):
Energy (0.2%):
OMV AG	3,224	147,745
		147,745

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Austria (0.5%): (continued)
Financials (0.2%):
Erste Group Bank AG	4,416	146,056
		146,056
Utilities (0.1%):
Verbund AG	1,397	121,192
		121,192
		414,993
Belgium (0.5%):
Financials (0.2%):
KBC Group N.V.	2,705	185,678
		185,678
Utilities (0.3%):
Elia Group SA	1,733	228,518
		228,518
		414,196
Bermuda (0.2%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	4,200	203,994
		203,994
Canada (10.7%):
Consumer Discretionary (0.5%):
Dollarama, Inc.	3,895	232,812
Magna International, Inc.	2,787	149,301
		382,113
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc.	4,676	235,132
Loblaw Cos. Ltd.	3,158	287,850
Metro, Inc.	6,296	346,366
Saputo, Inc.	9,694	250,869
		1,120,217
Energy (2.0%):
ARC Resources Ltd.	8,417	95,488
Cameco Corp.	4,715	123,484
Canadian Natural Resources, Ltd.	2,736	151,429
Cenovus Energy, Inc.	6,809	118,816
Enbridge, Inc.	7,332	279,596
Imperial Oil Ltd.	3,196	162,555
Pembina Pipelines Corp.	7,063	228,830
Suncor Energy, Inc.	4,305	133,677
TC Energy Corp.	5,939	231,047
Tourmaline Oil Corp.	2,477	103,237
		1,628,159
Financials (1.8%):
Fairfax Financial Holdings, Ltd.	464	308,634
Great-West Lifeco, Inc.	12,400	328,697
Intact Financial Corp.	2,067	295,862
National Bank of Canada	4,027	288,086
Power Corp. of Canada	11,467	293,103
		1,514,382

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (10.7%): (continued)
Industrials (1.1%):
Canadian National Railway Co.	2,264	267,180
Canadian Pacific Railway Ltd.	3,157	243,135
TFI International, Inc.	1,454	173,527
WSP Global, Inc.	1,764	231,097
		914,939
Information Technology (0.3%):
Constellation Software, Inc.	148	278,291
		278,291
Materials (1.8%):
Aginco Eagle Mines Ltd.	3,409	173,818
Barrick Gold Corp.	11,712	217,460
CCL Industries, Inc., Class B	4,827	239,832
First Quantum Minerals, Ltd.	4,987	114,664
Franco-Nevada Corp.	1,732	252,667
Nutrien, Ltd.	1,716	126,748
Teck Resources Ltd., Class B	3,431	125,301
Wheaton Precious Metals Corp.	5,551	267,383
		1,517,873
Utilities (1.9%):
Algonquin Power & Utilities Corp.	29,120	244,373
Emera, Inc.	9,421	387,075
Fortis, Inc.	9,997	425,018
Hydro One, Ltd.	17,563	500,129
		1,556,595
		8,912,569
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	9,747	190,066
		190,066
Denmark (1.9%):
Financials (0.6%):
Danske Bank A/S (a)	12,392	248,973
Tryg A/S	11,087	241,962
		490,935
Health Care (0.5%):
Coloplast A/S	1,599	209,938
Genmab A/S (a)	424	159,819
		369,757
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	70	126,831
DSV Panalpina A S	1,224	236,385
		363,216
Materials (0.2%):
Novozymes A/S, Class B Shares	3,495	178,551
		178,551

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (1.9%): (continued)
Utilities (0.2%):
Orsted A/S	1,574	133,692
		133,692
		1,536,151
Finland (1.5%):
Energy (0.1%):
Neste Oyj	2,593	127,742
		127,742
Financials (0.5%):
Nordea Bank Abp	18,204	194,125
Sampo Oyj, Class A Shares	4,429	208,826
		402,951
Industrials (0.3%):
Kone OYJ	4,248	221,113
		221,113
Information Technology (0.2%):
Nokia Oyj	38,418	188,118
		188,118
Materials (0.4%):
Stora ENSO OYJ, Class R Shares	10,232	132,925
UPM-Kymmene OYJ (a)	4,851	162,810
		295,735
		1,235,659
France (6.6%):
Communication Services (0.3%):
Bollore	40,707	251,171
		251,171
Consumer Discretionary (0.6%):
Cie Generale des Etablissements Michelin SCA (a)	6,992	213,398
Hermes International SA	118	238,516
		451,914
Consumer Staples (0.4%):
Carrefour SA	14,528	293,500
		293,500
Energy (0.2%):
TotalEnergies SE	3,254	191,816
		191,816
Financials (0.6%):
Amundi SA	3,437	216,357
Credit Agricole SA	16,677	188,043
Societe Generale SA	5,107	115,108
		519,508
Health Care (0.6%):
bioMerieux	1,930	203,010
EssilorLxottica SA	1,076	193,691
Sartorius Stedim Biotech	383	117,122
		513,823
Industrials (2.5%):
Aeroports de Paris (a)	1,378	196,725

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.6%): (continued)
Industrials (2.5%): (continued)
Bouygues SA	8,734	294,458
Bureau Veritas SA	8,525	244,702
Eiffage SA	2,177	235,460
Legrand SA	2,727	248,638
Schneider Electric SA	1,292	215,312
Teleperformance	688	165,403
Thales SA	1,593	235,537
Vinci SA	2,195	251,640
		2,087,875
Information Technology (0.5%):
Dassault Systemes SE	4,845	198,992
Edenred	4,128	244,143
		443,135
Materials (0.4%):
Air Liquide SA	1,792	299,648
		299,648
Utilities (0.5%):
Engie SA	12,824	202,671
Veolia Environnement	6,569	202,305
		404,976
		5,457,366
Germany (5.4%):
Consumer Discretionary (0.4%):
Continental AG	2,395	178,994
Puma SE	2,730	168,329
		347,323
Consumer Staples (0.3%):
Beiersdorf AG	2,039	265,220
		265,220
Financials (1.2%):
Deutsche Boerse AG	1,391	270,682
Hannover Rueck SE	1,050	205,350
Muenchener Rueckversicherungs-Gesellschaft AG	720	251,798
Talanx AG	5,023	232,584
		960,414
Health Care (0.5%):
Carl Zeiss Meditec AG	1,146	159,068
Fresenius Medical Care AG	6,162	261,269
		420,337
Industrials (1.0%):
Brenntag AG	2,995	224,746
Daimler Truck Holding AG (a)	5,269	177,753
Deutsche Post AG	4,441	207,514
MTU Aero Engines AG	868	217,054
		827,067
Information Technology (0.3%):
Infineon Technologies AG	5,354	218,765
		218,765

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.4%): (continued)
Materials (1.0%):
BASF SE	3,314	173,791
Evonik Industries AG	9,118	191,423
HeidelbergCement AG	3,605	262,937
Symrise AG	1,972	214,271
		842,422
Real Estate (0.2%):
Vonovia Se	7,214	135,648
		135,648
Utilities (0.5%):
E.ON SE	22,536	281,037
RWE AG	4,026	173,060
		454,097
		4,471,293
Hong Kong (4.4%):
Consumer Staples (0.2%):
WH Group Ltd.	315,799	188,280
		188,280
Financials (0.6%):
AIA Group Ltd.	21,833	229,881
Hang Seng Bank, Ltd.	16,706	237,724
		467,605
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	279,463	156,648
		156,648
Industrials (0.5%):
CK Hutchison Holdings, Ltd.	49,051	304,315
Techtronic Industries Co.	11,801	127,561
		431,876
Real Estate (2.1%):
CK Asset Holdings Ltd.	42,399	257,374
Henderson Land Development Co., Ltd.	89,318	308,927
Hongkong Land Holdings Ltd.	51,000	223,890
Sino Land Co., Ltd.	203,280	275,021
Sun Hung Kai Properties Ltd.	27,881	390,704
Swire Pacific Ltd., Class A	27,363	210,198
The Wharf Holdings Ltd	49,208	112,587
		1,778,701
Utilities (0.8%):
Hong Kong & China Gas Co. Ltd.	285,999	251,762
Power Assets Holdings, Ltd.	74,308	398,533
		650,295
		3,673,405
Ireland (1.2%):
Consumer Staples (0.3%):
Kerry Group PLC	2,372	236,230
		236,230
Industrials (0.4%):
Kingspan Group PLC	2,312	158,050

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (1.2%): (continued) Industrials (0.4%): (continued)
Ryanair Holdings PLC (a)	12,139	195,873
		353,923
Materials (0.5%):
CRH PLC	4,856	244,730
Smurfit Kappa Group PLC	4,614	166,764
		411,494
		1,001,647
Israel (1.2%):
Financials (0.6%):
Bank Hapoalim BM	19,673	162,865
Bank Leumi	18,992	142,693
Mizrahi Tefahot Bank Ltd.	5,004	156,236
		461,794
Industrials (0.1%):
Elbit Systems Ltd.	716	121,339
		121,339
Information Technology (0.2%):
Nice Ltd. (a)	901	201,883
		201,883
Materials (0.1%):
ICL Group, Ltd.	15,778	105,945
		105,945
Real Estate (0.2%):
Azrieli Group Ltd.	2,371	135,783
		135,783
		1,026,744
Italy (3.1%):
Communication Services (0.4%):
Infrastrutture Wireless Italiane SpA	24,991	328,455
		328,455
Consumer Discretionary (0.2%):
Moncler SpA	2,873	197,957
		197,957
Energy (0.3%):
Eni SpA	14,916	208,753
		208,753
Financials (1.0%):
Assicurazioni Generali SpA	13,225	263,591
Intesa Sanpaolo SpA	74,757	191,925
Poste Italiane SpA	19,965	203,770
UniCredit SpA	9,472	178,825
		838,111
Information Technology (0.2%):
Nexi SpA (a)	15,379	124,844
		124,844
Utilities (1.0%):
Enel SpA	43,293	264,170
Snam SpA	56,537	299,738

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (3.1%): (continued) Utilities (1.0%): (continued)
Terna SpA	32,947	270,316
		834,224
		2,532,344
Japan (18.9%):
Communication Services (1.5%):
KDDI Corp.	10,000	308,301
Nexon Co. Ltd.	9,700	230,517
Nippon Telegraph & Telephone Corp.	11,000	328,277
Softbank Corp.	32,800	377,758
		1,244,853
Consumer Discretionary (1.7%):
Bridgestone Corp.	5,600	226,387
Denso Corp.	3,400	190,616
Fast Retailing Co. Ltd.	900	195,782
Oriental Land Co., Ltd.	6,500	221,693
Panasonic Corp.	30,000	267,099
Shimano ORD	900	154,836
Suzuki Motor Co.	5,400	195,402
		1,451,815
Consumer Staples (1.8%):
Aeon Co. Ltd.	11,300	218,408
Ajinomoto Co., Inc.	7,400	256,737
KAO Corp.	6,000	233,519
Seven & i Holdings Co., Ltd.	6,000	270,036
Shiseido Co., Ltd.	4,900	228,133
Unicharm Corp.	6,700	274,591
		1,481,424
Energy (0.1%):
Inpex Corp.	12,600	132,587
		132,587
Financials (2.6%):
Dai-ichi Life Holdings, Inc.	12,100	221,930
Japan Post Holdings Co. Ltd.	42,500	344,616
Mitsubishi UFJ Financial Group, Inc.	50,800	324,445
MS&AD Insurance Group Holdings, Inc.	8,400	259,795
ORIX Corp.	13,800	226,241
Sompo Holdings, Inc.	5,200	205,713
Sumitomo Mitsui Financial Group, Inc.	9,100	363,150
Tokio Marine Holdings, Inc.	12,100	232,138
		2,178,028
Health Care (1.8%):
Astellas Pharma, Inc.	15,900	225,517
Chugai Pharmaceutical Co. Ltd.	8,000	197,047
Daiichi Sankyo Co. Ltd.	4,600	167,077
Eisai Co. Ltd.	2,900	163,917
Hoya Corp.	1,600	175,475
M3, Inc.	4,000	99,458
Olympus Corp.	6,900	120,501

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (18.9%): (continued) Health Care (1.8%): (continued)
Shionogi & Co. Ltd.	3,200	144,068
Terumo Corp.	7,000	188,445
		1,481,505
Industrials (4.6%):
Central Japan Railway Co.	2,000	238,174
Daikin Industries Ltd.	1,200	213,814
Fanuc Corp.	6,500	233,052
Hitachi, Ltd.	4,100	223,962
ITOCHU Corp.	8,900	288,332
Komatsu Ltd.	10,400	256,710
Kubota Corp.	12,600	189,721
Marubeni Corp.	21,200	286,717
Mitsubishi Corp.	7,100	254,083
Mitsubishi Electric Corp.	24,400	290,113
Nidec Corp.	3,100	159,834
Secom Co. Ltd.	4,200	258,277
SMC Corp.	400	210,395
Sumitomo Corp.	17,800	313,873
Toshiba Corp.	5,800	194,193
Toyota Industries Corp.	3,700	204,843
		3,816,093
Information Technology (3.0%):
Canon, Inc.	11,600	258,239
Fujifilm Holdings Corp.	4,800	242,169
Fujitsu, Ltd.	1,500	201,510
Keyence Corp.	500	242,731
Kyocera Corp.	5,000	259,415
Murata Manufacturing Co. Ltd.	4,200	254,354
Nomura Research Institute Ltd.	7,000	161,607
NTT Data Corp.	13,200	172,209
OBIC Co. Ltd.	1,400	220,398
Renesas Electronics Corp. (a)	16,600	239,260
Tokyo Electron Ltd.	1,800	217,475
		2,469,367
Materials (0.9%):
Nippon Paint Holdings Co. Ltd.	18,400	171,582
Nippon Steel Corp.	12,400	291,413
Shin-Etsu Chemical Co. Ltd.	8,500	273,708
		736,703
Real Estate (0.9%):
Daiwa House Industry Co. Ltd.	12,400	290,853
Mitsubishi Estate Co. Ltd.	18,100	214,934
Mitsui Fudosan Co. Ltd.	11,800	220,783
		726,570
		15,718,945
Korea, Republic Of (6.5%):
Communication Services (0.5%):
Kakao Corp.	3,885	182,356

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (6.5%): (continued) Communication Services (0.5%): (continued)
Naver Corp.	1,314	203,909
		386,265
Consumer Discretionary (1.1%):
Hyundai Mobis	1,336	221,692
Hyundai Motor Co.	1,655	234,576
Kia Corp.	3,954	246,043
LG Electronics, Inc.	2,785	246,685
		948,996
Consumer Staples (0.2%):
LG Household & Health Care Ltd.	352	162,250
		162,250
Energy (0.4%):
SK Innovation Co. Ltd. (a)	1,327	182,785
S-Oil Corp.	2,440	150,145
		332,930
Financials (1.2%):
Hana Financial Group, Inc.	6,331	197,950
KakaoBank Corp.	10,267	190,480
KB Financial Group, Inc.	5,288	193,572
Samsung Life Insurance Co., Ltd.	4,483	216,281
Shinhan Financial Group Co. Ltd.	8,168	221,817
		1,020,100
Health Care (0.4%):
Celltrion, Inc.	1,156	132,987
Samsung Biologics Co., Ltd. (a)	332	200,980
		333,967
Industrials (0.9%):
Doosan Enerbility Co., Ltd. (a)	13,091	170,967
LG Corp.	3,484	221,614
Samsung C&T Corp.	2,396	199,161
SK, Inc.	1,257	166,576
		758,318
Information Technology (0.8%):
Samsung Electronics Co. Ltd.	5,656	278,086
Samsung SDI Co. Ltd.	330	186,333
SK Hynix, Inc.	2,365	160,973
		625,392
Materials (1.0%):
Korea Zinc Co., Ltd.	370	157,187
LG Chem Ltd.	285	155,888
POSCO Future M Co., Ltd.	1,019	213,319
POSCO Holdings, Inc.	1,011	285,817
		812,211
		5,380,429
Luxembourg (0.6%):
Energy (0.2%):
Tenaris SA	9,044	128,476
		128,476

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Luxembourg (0.6%): (continued) Health Care (0.2%):
Eurofins Scientific SE	2,620	175,127
		175,127
Materials (0.2%):
ArcelorMittal SA	5,591	168,972
		168,972
		472,575
Netherlands (2.5%):
Consumer Discretionary (0.2%):
Prosus N.V.	1,857	144,867
		144,867
Financials (0.6%):
ABN AMRO Bank N.V.	14,081	223,239
ING Groep N.V.	13,827	163,884
NN Group N.V.	3,826	138,823
		525,946
Industrials (0.6%):
Randstad N.V.	3,296	195,150
Wolters Kluwer N.V.	2,341	295,363
		490,513
Information Technology (0.6%):
Adyen N.V. (a)	76	120,259
ASM International N.V.	474	191,159
ASML Holding N.V.	317	214,915
		526,333
Materials (0.5%):
AKZO Nobel N.V	2,591	202,241
Koninklijke DSM N.V.	1,389	163,727
		365,968
		2,053,627
Norway (1.8%):
Communication Services (0.5%):
Adevinta ASA (a)	11,069	78,536
Telenor ASA	25,590	300,041
		378,577
Consumer Staples (0.2%):
Mowi ASA	11,378	210,275
		210,275
Energy (0.3%):
Aker BP ASA	4,121	100,929
Equinor ASA	4,086	116,627
		217,556
Financials (0.4%):
DNB Bank ASA	10,466	187,369
Gjensidige Forsikring ASA	11,612	190,077
		377,446
Materials (0.4%):
Norsk Hydro ASA	19,671	146,241

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Norway (1.8%): (continued) Materials (0.4%): (continued)
Yara International ASA	3,817	165,557
		311,798
		1,495,652
Portugal (0.8%):
Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	10,441	244,786
		244,786
Energy (0.2%):
Galp Energia SGPS SA	14,395	163,280
		163,280
Utilities (0.3%):
EDP - Energias de Portugal SA	48,020	261,197
		261,197
		669,263
Russian Federation (0.0%):†
Materials (0.0%):†
Evraz PLC (a)(b)	38,723	19,343
		19,343
Singapore (3.2%):
Communication Services (0.4%):
Singapore Telecommunications, Ltd.	183,700	339,649
		339,649
Consumer Staples (0.4%):
Wilmar International Ltd.	106,100	335,724
		335,724
Financials (1.2%):
DBS Group Holdings Ltd.	12,400	307,554
Oversea-Chinese Banking Corp. Ltd.	39,500	367,242
United Overseas Bank	15,600	348,933
		1,023,729
Industrials (0.8%):
Jardine Cycle & Carriage Ltd.	9,800	230,397
Keppel Corp. Ltd.	97,600	412,994
		643,391
Real Estate (0.4%):
Capitaland Investment Ltd.	104,500	289,034
		289,034
		2,631,527
Spain (3.2%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	7,736	259,217
		259,217
Energy (0.2%):
Repsol SA	12,447	191,462
		191,462
Financials (0.2%):
Caixabank SA	39,224	152,444
		152,444

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Spain (3.2%): (continued) Industrials (0.6%):
Aena SME SA (a)	1,725	278,531
Ferrovial SA	8,433	247,731
		526,262
Information Technology (0.3%):
Amadeus IT Group SA (a)	3,241	216,706
		216,706
Utilities (1.6%):
Acciona SA	1,131	226,526
Endesa SA	13,896	301,376
Iberdrola SA	22,516	280,422
Naturgy Energy Group SA	7,619	229,271
Red Electrica Corp. SA	15,693	275,683
		1,313,278
		2,659,369
Sweden (3.8%):
Communication Services (0.2%):
Telia Co. AB	82,008	208,435
		208,435
Consumer Staples (0.3%):
Essity Aktiebolag, Class B	8,075	230,688
		230,688
Financials (1.0%):
EQT AB	4,873	98,914
L E Lundbergforetagen AB, Class B	4,122	186,211
Skandinavisk Enskilda Banken AB (a)	15,258	168,166
Svenska Handelsbanken AB	21,158	183,209
Swedbank AB, Class A Shares	11,601	190,253
		826,753
Industrials (1.5%):
ALFA Laval AB	5,507	196,231
ASSA Abloy AB	8,318	199,067
Atlas Copco AB, Class A	13,751	174,339
Epiroc AB, Class A	9,277	184,016
Nibe Industrier AB, Class B	13,082	148,533
Sandvik AB	9,450	200,200
Volvo AB	9,462	195,028
		1,297,414
Information Technology (0.4%):
Hexagon AB, Class B	15,718	180,053
Telefonaktiebolaget LM Ericsson, Class B	21,869	127,733
		307,786
Materials (0.4%):
Boliden AB	3,879	152,465
Svenska Cellulosa AB SCA, Class B	12,240	160,975
		313,440
		3,184,516

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (7.5%): Communication Services (0.5%):
Swisscom AG	738	470,539
		470,539
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	1,232	196,511
The Swatch Group AG	687	235,384
		431,895
Consumer Staples (0.7%):
Barry Callebaut AG	149	315,853
Chocoladefabriken Lindt & Spruengli AG	22	259,758
		575,611
Financials (1.2%):
Julius Baer Group Ltd.	3,537	240,982
Partners Group Holding AG	173	162,049
Swiss Life Holding AG	462	284,463
Swiss Re AG	2,877	295,154
		982,648
Health Care (1.0%):
Alcon, Inc.	3,226	228,186
Lonza Group AG, Registered	332	198,685
Sonova Holding AG	632	185,586
Straumann Holding AG, Class R	1,288	191,996
		804,453
Industrials (1.5%):
ABB Ltd.	7,505	257,387
Geberit AG	450	250,508
Kuehne & Nagel International AG	794	236,021
Schindler Holding AG	1,213	268,009
SGS SA	103	226,449
		1,238,374
Information Technology (0.5%):
Logitech International SA, Class R	3,407	197,783
STMicroelectronics N.V.	4,398	233,475
		431,258
Materials (1.6%):
EMS-Chemie Holding AG	291	239,875
Givaudan SA	66	214,516
Glencore PLC	23,698	135,798
Holcim, Ltd.	4,684	301,616
SIG Group AG	9,126	234,660
Sika AG	732	204,467
		1,330,932
		6,265,710
United Kingdom (5.7%):
Communication Services (0.5%):
BT Group PLC	127,390	229,084
Informa PLC	25,462	217,509
		446,593

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (5.7%): (continued) Consumer Discretionary (0.3%):
Next PLC	2,947	238,880
		238,880
Consumer Staples (0.6%):
Associated British Foods PLC	11,492	274,979
Haleon PLC (a)	51,149	203,140
		478,119
Financials (1.2%):
3I Group PLC	12,233	254,235
Legal & General Group PLC	62,122	183,047
Lloyds Banking Group PLC	294,572	173,215
London Stock Exchange Group	2,242	217,572
Standard Chartered PLC	21,288	161,267
		989,336
Health Care (0.3%):
Smith & Nephew PLC	15,955	220,797
		220,797
Industrials (1.7%):
Ashtead Group PLC	2,879	176,056
Bunzl PLC	7,138	269,138
Ferguson PLC	1,696	222,781
RELX PLC	9,733	314,281
Rentokil Initial PLC	34,487	251,644
Spirax-Sarco Engineering PLC	1,366	199,735
		1,433,635
Information Technology (0.2%):
Halma PLC	7,125	195,883
		195,883
Materials (0.6%):
Anglo American PLC	4,153	137,175
Croda International PLC	2,248	180,168
Rio Tinto PLC	2,913	196,818
		514,161
Utilities (0.3%):
SSE PLC	11,119	247,266
		247,266
		4,764,670
United States (0.7%):
Industrials (0.4%):
Waste Connections, Inc.	2,371	330,042
		330,042
Utilities (0.3%):
Brookfield Renewable Corp., Class A	6,802	237,891
		237,891
		567,933
Total Common Stocks (Cost $81,728,949)		82,137,453

Total Investments (Cost $81,728,949) — 98.8%		82,137,453
Other assets in excess of liabilities — 1.2%		979,490

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United States (0.7%): (continued) Utilities (0.3%): (continued)
NET ASSETS - 100.00%		83,116,943

Percentages indicated are based on net assets as of March 31, 2023.

†	Represents less than 0.05%.

(a)	Non-income producing security.

(b)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of March 31,2023. This security is classified as Level 3 within the fair value hierarchy.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index	6/16/23	4	$419,300	$11,179
				$11,179

Schedule of Portfolio Investments
March 31, 2023
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.8%)
Communication Services (0.9%):
Endeavor Group Holdings, Inc., Class A(a)	6,863	164,232
Lumen Technologies, Inc.	22,974	60,881
News Corp., Class A	11,234	194,011
The Trade Desk, Inc., Class A(a)	1,372	83,569
ZoomInfo Technologies, Inc.(a)	2,272	56,141
		558,834
Consumer Discretionary (7.9%):
Aptiv PLC(a)	1,473	165,256
Aramark	5,670	202,986
AutoZone, Inc.(a)	91	223,692
Burlington Stores, Inc.(a)	979	197,856
CarMax, Inc.(a)	1,985	127,596
Chipotle Mexican Grill, Inc.(a)	98	167,412
Darden Restaurants, Inc.	1,326	205,742
Dollar General Corp.	782	164,580
Dollar Tree, Inc.(a)	1,055	151,445
Domino's Pizza, Inc.	622	205,179
DR Horton, Inc.	2,112	206,321
Garmin, Ltd.	2,502	252,502
Genuine Parts Co.	1,656	277,065
Lennar Corp.	1,972	207,277
LKQ Corp.	3,504	198,887
Lowe's Cos., Inc.	1,053	210,568
NVR, Inc.(a)	46	256,321
O'Reilly Automotive, Inc.(a)	278	236,017
Pool Corp.	501	171,563
Pultegroup, Inc.	3,888	226,593
Ross Stores, Inc.	1,656	175,751
Service Corp.	3,455	237,635
Tesla, Inc.(a)	490	101,655
Tractor Supply Co.	879	206,600
Vail Resorts, Inc.	777	181,569
		4,958,068
Consumer Staples (4.0%):
BJ's Wholesale Club Holdings, Inc.(a)	2,036	154,879
Bunge, Ltd.	2,247	214,633
Campbell Soup Co.	5,327	292,879
Costco Wholesale Corp.	436	216,635
Darling Ingredients, Inc.(a)	1,915	111,836
Hormel Foods Corp.	6,385	254,634
Lamb Weston Holdings, Inc.	2,490	260,255
McCormick & Co., Inc.	3,216	267,603
Monster Beverage Corp.(a)	4,798	259,140
Sysco Corp.	2,849	220,028

Schedule of Portfolio Investments — continued
March 31, 2023
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (4.0%): (continued)
The JM Smucker Co.	1,758	276,656
		2,529,178
Energy (5.3%):
Antero Resources Corp.(a)	3,029	69,940
APA Corp.	2,659	95,883
Chesapeake Energy Corp.	1,405	106,836
ConocoPhillips	1,260	125,005
Coterra Energy, Inc.	4,677	114,774
Devon Energy Corp.	1,699	85,986
Diamondback Energy, Inc.	942	127,330
EOG Resources, Inc.	1,155	132,398
Halliburton Co.	4,260	134,786
Hess Corp.	1,170	154,838
HF Sinclair Corp.	2,277	110,161
Kinder Morgan, Inc.	13,561	237,453
Marathon Oil Corp.	4,414	105,759
Marathon Petroleum Corp.	1,664	224,357
Occidental Petroleum Corp.	1,656	103,384
ONEOK, Inc.	3,363	213,685
Ovintiv, Inc.	2,059	74,289
Phillips 66	1,668	169,102
Pioneer Natural Resources Co.	653	133,369
Schlumberger Ltd.	2,988	146,711
Targa Resources Corp.	2,362	172,308
Texas Pacific Land Corp.	62	105,463
The Williams Cos., Inc.	7,371	220,098
Valero Energy Corp.	1,210	168,916
		3,332,831
Financials (11.1%):
Aflac, Inc.	4,683	302,147
American Financial Group, Inc.	1,889	229,514
Arch Capital Group Ltd.(a)	5,414	367,448
Ares Management Corp., Class A	2,207	184,152
Arthur J Gallagher & Co.	1,415	270,704
Brown & Brown, Inc.	3,604	206,942
Cboe Global Markets, Inc.	2,203	295,731
Cincinnati Financial Corp.	1,951	218,668
East West BanCorp, Inc.	2,354	130,647
Equitable Holdings, Inc.	6,443	163,588
Erie Indemnity Co., Class A	1,088	252,046
Everest Re Group, Ltd.	864	309,329
FactSet Research Systems, Inc.	567	235,356
First Citizens BancShares, Inc., Class A	209	203,378
First Republic Bank	1,623	22,706
Franklin Resources, Inc.	8,335	224,545
Globe Life, Inc.	2,357	259,317
Interactive Brokers Group, Inc.	2,578	212,840
Intercontinental Exchange, Inc.	2,446	255,093

Schedule of Portfolio Investments — continued
March 31, 2023
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.1%): (continued)
LPL Financial Holdings, Inc.	639	129,334
Markel Corp.(a)	231	295,082
MarketAxess Holdings, Inc.	752	294,250
Morningstar, Inc.	803	163,033
MSCI, Inc.	432	241,786
Nasdaq, Inc.	4,503	246,179
Principal Financial Group, Inc.	2,713	201,630
Raymond James Financial, Inc.	1,864	173,855
Rocket Cos., Inc., Class A(a)	16,339	148,031
Ryan Specialty Holdings, Inc.(a)	4,081	164,219
Tradeweb Markets, Inc., Class A	3,874	306,124
WR Berkley Corp.	3,794	236,214
		6,943,888
Health Care (12.7%):
Agilent Technologies, Inc.	1,445	199,901
Align Technology, Inc.(a)	555	185,448
Amgen, Inc.	1,223	295,660
Avantor, Inc.(a)	8,491	179,500
Baxter International, Inc.	3,995	162,037
BioMarin Pharmaceutical, Inc.(a)	2,093	203,523
Catalent, Inc.(a)	2,101	138,057
Centene Corp.(a)	2,721	171,994
Charles River Laboratories International, Inc.(a)	718	144,907
Danaher Corp.	773	194,827
Dexcom, Inc.(a)	1,223	142,088
Edwards Lifesciences Corp.(a)	2,074	171,582
HCA Healthcare, Inc.	716	188,795
Henry Schein, Inc.(a)	3,773	307,650
Horizon Therapeutics PLC(a)	2,443	266,629
Humana, Inc.	482	233,992
IDEXX Laboratories, Inc.(a)	475	237,538
Incyte Corp.(a)	3,335	241,021
Insulet Corp.(a)	522	166,497
Intuitive Surgical, Inc.(a)	790	201,821
IQVIA Holdings, Inc.(a)	1,041	207,045
Mettler-Toledo International, Inc.(a)	158	241,773
Moderna, Inc.(a)	664	101,977
Neurocrine Biosciences, Inc.(a)	1,727	174,807
PerkinElmer, Inc.	1,435	191,228
R1 RCM, Inc.(a)	8,007	120,105
Regeneron Pharmaceuticals, Inc.(a)	242	198,844
Repligen Corp.(a)	578	97,312
ResMed, Inc.	911	199,500
Shockwave Medical, Inc.(a)	347	75,240
STERIS PLC	1,192	228,006
Stryker Corp.	986	281,473
Teleflex, Inc.	958	242,671
United Therapeutics Corp.(a)	851	190,590

Schedule of Portfolio Investments — continued
March 31, 2023
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.7%): (continued)
Veeva Systems, Inc., Class A(a)	829	152,362
Vertex Pharamaceuticals, Inc.(a)	692	218,028
Waters Corp.(a)	685	212,097
West Pharmaceutical Services, Inc.	720	249,458
Zimmer Biomet Holdings, Inc.	1,914	247,289
Zoetis, Inc.	1,540	256,318
		7,919,590
Industrials (23.6%):
Advanced Drainage Systems, Inc.	1,096	92,294
AECOM	3,095	260,970
AMETEK, Inc.	2,394	347,920
Builders FirstSource, Inc.(a)	2,121	188,302
Carlisle Companies, Inc.	729	164,805
Carrier Global Corp.	5,723	261,827
Caterpillar, Inc.	1,066	243,943
CH Robinson Worldwide, Inc.	1,940	192,778
Cintas Corp.	630	291,488
Copart, Inc.(a)	3,417	256,993
Costar Group, Inc.(a)	1,915	131,848
CSX Corp.	8,165	244,460
Deere & Co.	473	195,292
Dover Corp.	1,895	287,926
Eaton Corp. PLC	1,678	287,509
Equifax, Inc.	1,139	231,035
Expeditors International of Washington, Inc.	2,315	254,928
Fastenal Co.	5,215	281,297
Fortive Corp.	3,606	245,821
Generac Holdings, Inc.(a)	700	75,607
General Dynamics Corp.	1,214	277,047
Graco, Inc.	4,052	295,837
HEICO Corp.	1,656	283,242
Honeywell International, Inc.	1,466	280,182
Howmet Aerospace, Inc.	5,728	242,695
Hubbell, Inc.	1,024	249,149
Huntington Ingalls Industries, Inc.	1,117	231,241
IDEX Corp.	1,282	296,180
Illinois Tool Works, Inc.	1,322	321,841
Ingersoll Rand, Inc.	4,021	233,942
J.B. Hunt Transport Services, Inc.	1,145	200,902
Johnson Controls International PLC	3,940	237,267
Leidos Holdings, Inc.	2,807	258,412
Masco Corp.	4,112	204,449
Nordson Corp.	1,120	248,931
Norfolk Southern Corp.	1,047	221,964
Old Dominion Freight Line, Inc.	581	198,028
Otis Worldwide Corp.	3,708	312,955
PACCAR, Inc.	4,158	304,366
Parker Hannifin Corp.	798	268,216

Schedule of Portfolio Investments — continued
March 31, 2023
Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.6%): (continued)
Quanta Services, Inc.	1,297	216,132
Regal Rexnord Corp.	1,310	184,356
Republic Services, Inc.	2,273	307,355
Rockwell Automation, Inc.	770	225,957
Rollins, Inc.	6,317	237,077
Snap-on, Inc.	1,154	284,911
SS&C Technologies Holdings, Inc.	4,654	262,811
Textron, Inc.	3,087	218,035
Trane Technologies PLC	1,503	276,522
TransDigm Group, Inc.	359	264,601
TransUnion	3,076	191,143
U-Haul Holding Co.	4,509	268,962
Union Pacific Corp.	1,299	261,437
United Rentals, Inc.	552	218,460
Verisk Analytics, Inc.	1,479	283,761
Waste Management, Inc.	1,928	314,592
Watsco, Inc.	845	268,845
Westinghouse Air Brake Technologies Corp.	2,275	229,912
WW Grainger, Inc.	450	309,964
Xylem, Inc.	2,036	213,169
		14,741,891
Information Technology (16.3%):
Advanced Micro Devices, Inc.(a)	1,867	182,985
Akamai Technologies, Inc.(a)	2,730	213,759
Amphenol Corp., Class A	3,300	269,676
Analog Devices, Inc.	1,292	254,808
ANSYS, Inc.(a)	756	251,597
Arista Networks, Inc.(a)	1,498	251,454
Bentley Systems, Inc., Class B	4,005	172,175
Broadcom, Inc.	405	259,824
Cadence Design Systems, Inc.(a)	1,058	222,275
CDW Corp.	1,345	262,127
Cognizant Technology Solutions Corp., Class A	3,426	208,746
Datadog, Inc., Class A(a)	1,095	79,563
Dynatrace, Inc.(a)	3,288	139,082
Enphase Energy, Inc.(a)	353	74,229
Entegris, Inc.	1,575	129,166
EPAM Systems, Inc.(a)	210	62,790
F5, Inc.(a)	1,252	182,404
Fair Isaac Corp.(a)	389	273,346
Fidelity National Information Services, Inc.	2,374	128,979
First Solar, Inc.(a)	968	210,540
FleetCor Technologies, Inc.(a)	1,137	239,736
Fortinet, Inc.(a)	2,423	161,033
Gartner, Inc.(a)	623	202,955
Jack Henry & Associates, Inc.	1,426	214,927
Juniper Networks, Inc.	8,151	280,557
Keysight Technologies, Inc.(a)	1,249	201,689

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (16.3%): (continued)
KLA Corp.	483	192,799
Lam Research Corp.	390	206,747
Microchip Technology, Inc.	2,425	203,167
Monolithic Power Systems, Inc.	328	164,177
NetApp, Inc.	3,058	195,253
NVIDIA Corp.	894	248,326
NXP Semiconductors N.V.	1,016	189,459
ON Semiconductor Corp.(a)	1,794	147,682
Paychex, Inc.	2,029	232,503
Paycom Software, Inc.(a)	398	120,996
Paylocity Holding Corp.(a)	518	102,968
PTC, Inc.(a)	1,457	186,831
Qorvo, Inc.(a)	1,733	176,021
Roper Technologies, Inc.	692	304,957
Seagate Technology Holdings PLC	2,978	196,905
ServiceNow, Inc.(a)	335	155,681
Skyworks Solutions, Inc.	1,889	222,864
Synopsys, Inc.(a)	547	211,279
TD SYNNEX Corp.	2,307	223,295
TE Connectivity Ltd.	1,832	240,267
Teledyne Technologies, Inc.(a)	663	296,600
Teradyne, Inc.	1,666	179,112
Trimble, Inc.(a)	3,187	167,063
Tyler Technologies, Inc.(a)	494	175,192
Western Digital Corp.(a)	4,096	154,296
Zebra Technologies Corp.(a)	586	186,348
		10,211,210
Materials (8.0%):
Albemarle Corp.	480	106,099
Avery Dennison Corp.	1,188	212,569
Ball Corp.	3,145	173,321
Celanese Corp.	1,923	209,395
CF Industries Holdings, Inc.	1,286	93,222
Eastman Chemical Co.	2,594	218,778
Ecolab, Inc.	1,384	229,094
FMC Corp.	1,925	235,100
Freeport-McMoRan, Inc.	4,350	177,959
International Flavors & Fragrances, Inc.	2,203	202,588
International Paper Co.	6,658	240,088
LyondellBasell Industries N.V., Class A	2,403	225,618
Martin Marietta Materials, Inc.	669	237,535
Newmont Corp.	4,211	206,423
Nucor Corp.	1,133	175,015
Packaging Corp. of America	1,791	248,645
PPG Industries, Inc.	1,664	222,277
Reliance Steel & Aluminum Co.	1,018	261,361
RPM International, Inc.	2,551	222,549
Steel Dynamics, Inc.	1,791	202,490

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (8.0%): (continued)
The Mosaic Co.	2,414	110,754
The Sherwin-Williams Co.	890	200,045
Vulcan Materials Co.	1,399	240,012
Westlake Chemical Corp.	1,848	214,331
Westrock Co.	5,302	161,552
		5,026,820
Utilities (10.0%):
Alliant Energy Corp.	5,765	307,851
Ameren Corp.	4,077	352,212
American Electric Power Co., Inc.	3,466	315,371
American Water Works Co., Inc.	1,888	276,573
Atmos Energy Corp.	3,053	343,035
CenterPoint Energy, Inc.	10,992	323,824
CMS Energy Corp.	5,296	325,069
Consolidated Edison, Inc.	3,643	348,526
Constellation Energy Corp.	1,566	122,931
DTE Energy Co.	2,966	324,896
Entergy Corp.	2,658	286,373
Essential Utilities, Inc.	6,354	277,352
Evergy, Inc.	5,340	326,381
Eversource Energy	3,941	308,423
FirstEnergy Corp.	7,872	315,352
NextEra Energy, Inc.	2,895	223,147
NiSource, Inc.	11,243	314,354
NRG Energy, Inc.	4,761	163,255
The Southern Co.	4,592	319,511
WEC Energy Group, Inc.	3,476	329,490
Xcel Energy, Inc.	5,017	338,346
		6,242,272
Total Common Stocks (Cost $61,951,318)		62,464,582

Right (0.0%)†

Health Care (0.0%):†
ABIOMED, Inc., CVR, Expiring 01/02/26(a)(b)	609	621
		621
Total Right (Cost $–)		621

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.1%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 4.69%(c)	64,750	64,750
Total Investment Company (Cost $64,750)		64,750

Total Investments (Cost $62,016,068) — 99.9%		62,529,953
Other assets in excess of liabilities — 0.1%		83,624
NET ASSETS - 100.00%		62,613,577

Percentages indicated are based on net assets as of March 31, 2023.

†	Represents less than 0.05%.

(a)	Non-income producing security.

(b)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of March 31,2023. This security is classified as Level 3 within the fair value hierarchy.

(c)	Rate disclosed is the 7-Day effective yield on March 31, 2023.

CVR — Contingent Value Rights

Futures Contracts

Long Futures

				Value and Unrealized
Index Futures	Expiration Date	Number of Contracts	Notional Amount	Appreciation/ (Depreciation)
S&P 500 Index E-mini	6/16/23	1	$206,888	$9,483
				$9,483

Schedule of Portfolio Investments

March 31, 2023

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)

Communication Services (0.3%):
Lumen Technologies, Inc.	71,126	188,484
		188,484
Consumer Discretionary (4.7%):
Darden Restaurants, Inc.	4,106	637,087
Garmin, Ltd.	7,746	781,726
Genuine Parts Co.	5,127	857,798
LKQ Corp.	10,850	615,846
Vail Resorts, Inc.	2,405	562,001
		3,454,458
Consumer Staples (6.5%):
Bunge, Ltd.	6,957	664,533
Campbell Soup Co.	16,492	906,730
Hormel Foods Corp.	19,770	788,428
McCormick & Co., Inc.	9,958	828,605
Sysco Corp.	8,822	681,323
The JM Smucker Co.	5,444	856,722
		4,726,341
Energy (9.5%):
Chesapeake Energy Corp.	4,350	330,774
ConocoPhillips	3,902	387,118
Coterra Energy, Inc.	14,482	355,388
Devon Energy Corp.	5,259	266,158
Diamondback Energy, Inc.	2,916	394,156
EOG Resources, Inc.	3,577	410,032
Kinder Morgan, Inc.	41,985	735,157
Marathon Petroleum Corp.	5,152	694,644
ONEOK, Inc.	10,412	661,579
Phillips 66	5,163	523,425
Pioneer Natural Resources Co.	2,022	412,973
Targa Resources Corp.	7,314	533,556
The Williams Cos., Inc.	22,819	681,375
Valero Energy Corp.	3,745	522,802
		6,909,137
Financials (11.0%):
Aflac, Inc.	14,498	935,411
American Financial Group, Inc.	5,843	709,924
Ares Management Corp., Class A	6,834	570,229
Cincinnati Financial Corp.	6,041	677,075
East West BanCorp, Inc.	7,288	404,484
Equitable Holdings, Inc.	19,948	506,480
Erie Indemnity Co., Class A	3,369	780,463
Everest Re Group, Ltd.	2,674	957,345
Franklin Resources, Inc.	25,806	695,214
Principal Financial Group, Inc.	8,399	624,214

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.0%): (continued)
Rocket Cos., Inc., Class A(a)	50,586	458,309
WR Berkley Corp.	11,745	731,244
		8,050,392
Health Care (2.0%):
Amgen, Inc.	3,786	915,266
Baxter International, Inc.	12,368	501,646
		1,416,912
Industrials (20.5%):
Caterpillar, Inc.	3,301	755,401
CH Robinson Worldwide, Inc.	6,008	597,015
Eaton Corp. PLC	5,197	890,454
Fastenal Co.	16,146	870,915
General Dynamics Corp.	3,760	858,069
Honeywell International, Inc.	4,540	867,685
Huntington Ingalls Industries, Inc.	3,459	716,082
Illinois Tool Works, Inc.	4,094	996,684
Johnson Controls International PLC	12,199	734,624
Masco Corp.	12,732	633,035
Norfolk Southern Corp.	3,242	687,304
PACCAR, Inc.	12,872	942,230
Parker Hannifin Corp.	2,470	830,192
Regal Rexnord Corp.	4,056	570,801
Rockwell Automation, Inc.	2,382	698,998
Snap-on, Inc.	3,575	882,632
TransDigm Group, Inc.	1,113	820,337
Union Pacific Corp.	4,023	809,669
Watsco, Inc.	2,615	831,988
		14,994,115
Information Technology (9.3%):
Analog Devices, Inc.	4,002	789,274
Broadcom, Inc.	1,255	805,133
Fidelity National Information Services, Inc.	7,351	399,380
Juniper Networks, Inc.	25,235	868,589
NetApp, Inc.	9,469	604,596
NXP Semiconductors N.V.	3,146	586,650
Paychex, Inc.	6,282	719,854
Seagate Technology Holdings PLC	9,220	609,626
Skyworks Solutions, Inc.	5,847	689,829
TE Connectivity Ltd.	5,672	743,883
		6,816,814
Materials (12.0%):
Celanese Corp.	5,953	648,222
Eastman Chemical Co.	8,032	677,419
FMC Corp.	5,961	728,017
Freeport-McMoRan, Inc.	13,468	550,976
International Flavors & Fragrances, Inc.	6,820	627,167
International Paper Co.	20,612	743,269

Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (12.0%): (continued)
LyondellBasell Industries N.V., Class A	7,439	698,448
Newmont Corp.	13,037	639,074
Packaging Corp. of America	5,544	769,673
PPG Industries, Inc.	5,150	687,937
Reliance Steel & Aluminum Co.	3,153	809,501
RPM International, Inc.	7,896	688,847
Westrock Co.	16,416	500,195
		8,768,745
Utilities (23.8%):
Alliant Energy Corp.	17,847	953,030
Ameren Corp.	12,622	1,090,415
American Electric Power Co., Inc.	10,730	976,323
Atmos Energy Corp.	9,452	1,062,027
CenterPoint Energy, Inc.	34,030	1,002,524
CMS Energy Corp.	16,395	1,006,325
Consolidated Edison, Inc.	11,279	1,079,062
DTE Energy Co.	9,182	1,005,796
Entergy Corp.	8,229	886,592
Essential Utilities, Inc.	19,673	858,726
Evergy, Inc.	16,534	1,010,558
Eversource Energy	12,201	954,850
FirstEnergy Corp.	24,371	976,302
NiSource, Inc.	34,809	973,260
NRG Energy, Inc.	14,741	505,469
The Southern Co.	14,217	989,219
WEC Energy Group, Inc.	10,761	1,020,035
Xcel Energy, Inc.	15,534	1,047,613
		17,398,126
Total Common Stocks (Cost $73,159,300)		72,723,524

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.3%)

BlackRock Liquidity Funds T-Fund, Institutional Class, 4.69%(b)	204,463	204,463
Total Investment Company (Cost $204,463)		204,463

Total Investments (Cost $73,363,763) — 99.9%		72,927,987
Other assets in excess of liabilities — 0.1%		92,812
NET ASSETS - 100.00%		73,020,799

Percentages indicated are based on net assets as of March 31, 2023.

(a)	Non-income producing security.
(b)	Rate disclosed is the 7-Day effective yield on March 31, 2023.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	6/16/23	1	$206,888	$9,483
				$9,483

  Schedule of Portfolio Investments

March 31, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (88.1%)

Communication Services (3.6%):
BT Group PLC	122,305	219,940
Cheil Worldwide, Inc.	10,514	150,396
Cogent Communications Holdings, Inc.	4,228	269,408
HKT Trust & HKT, Ltd.	236,000	313,276
KDDI Corp.	3,800	117,154
LG Uplus Corp.	32,227	268,125
Tele2 AB, Class B Shares	28,756	286,169
Telefonica Deutschland Holding AG	75,993	233,788
Telenor ASA	26,954	316,033
		2,174,289
Consumer Discretionary (9.0%):
Barratt Developments PLC	31,062	178,724
Big 5 Sporting Goods Corp.	12,178	93,649
Camping World Holdings, Inc., Class A	5,812	121,296
Carter's, Inc.	1,951	140,316
Cracker Barrel Old Country Store, Inc.	1,899	215,726
Darden Restaurants, Inc.	1,552	240,808
Ethan Allen Interiors, Inc.	7,883	216,467
Foot Locker, Inc.	3,710	147,250
Franchise Group, Inc.	4,276	116,521
Garmin, Ltd.	2,171	219,097
Guess?, Inc.	7,212	140,346
H&R Block, Inc.	4,552	160,458
Haverty Furniture Cos., Inc.	6,334	202,118
Kontoor Brands, Inc.	3,595	173,962
LCI Industries	1,657	182,055
Leggett & Platt, Inc.	5,733	182,768
MDC Holdings, Inc.	5,691	221,209
Movado Group, Inc.	5,072	145,922
Newell Brands, Inc.	9,564	118,976
Next PLC	1,868	151,418
Persimmon PLC	8,840	136,944
PetMed Express, Inc.	9,258	150,350
Ruth's Hospitality Group, Inc.	10,747	176,466
Smith & Wesson Brands, Inc.	13,761	169,398
Stellantis N.V.	16,696	303,007
Tapestry, Inc.	3,419	147,393
Taylor Wimpey PLC	120,979	177,491
The Aaron's Co., Inc.	9,175	88,631
The Cheesecake Factory, Inc.	4,061	142,338
Travel + Leisure Co.	3,469	135,985
Upbound Group, Inc.	4,500	110,295
Vail Resorts, Inc.	782	182,738

  Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (9.0%): (continued)
Wolverine World Wide, Inc.	8,244	140,560
		5,430,682
Consumer Staples (3.9%):
B&G Foods, Inc.	14,041	218,057
Cal-Maine Foods, Inc.	3,663	223,040
Campbell Soup Co.	4,270	234,764
Energizer Holdings, Inc.	6,680	231,796
Flowers Foods, Inc.	10,882	298,275
Ingredion, Inc.	3,097	315,058
J Sainsbury PLC	81,218	279,185
Medifast, Inc.	1,301	134,875
Nu Skin Enterprises, Inc., Class A	4,354	171,156
Reynolds Consumer Products, Inc.	8,844	243,210
		2,349,416
Energy (8.6%):
Aker BP ASA	4,974	121,820
Ampol, Ltd.	7,938	161,749
Antero Midstream Corp.	15,473	162,312
Archrock, Inc.	23,898	233,483
Chesapeake Energy Corp.	1,041	79,158
Chord Energy Corp.	1,052	141,599
Civitas Resources, Inc.	2,087	142,626
Comstock Resources, Inc.	7,884	85,068
CONSOL Energy, Inc.	1,874	109,198
Crescent Energy, Inc., Class A	10,520	118,981
CVR Energy, Inc.	3,520	115,386
DHT Holdings, Inc.	8,143	88,026
DT Midstream, Inc.	3,820	188,593
Enbridge, Inc.	7,284	277,765
Eni SpA	13,258	185,549
Equitrans Midstream Corp.	11,415	65,979
FLEX LNG, Ltd.	4,193	140,801
HD Hyundai Co, Ltd.	4,159	185,633
HF Sinclair Corp.	2,313	111,903
Keyera Corp.	8,628	188,931
Kinder Morgan, Inc.	12,294	215,268
Kinetik Holdings, Inc.	3,216	100,661
New Fortress Energy, Inc.	2,759	81,197
Nordic American Tankers, Ltd.	20,609	81,612
Northern Oil and Gas, Inc.	3,452	104,768
OMV AG	2,123	97,290
ONEOK, Inc.	2,354	149,573
Pembina Pipelines Corp.	5,963	193,192
Phillips 66	1,357	137,573
SFL Corp., Ltd.	24,937	236,902
Sitio Royalties Corp., Class A	5,683	128,436
S-Oil Corp.	2,205	135,684
TC Energy Corp.	5,123	199,301

  Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (8.6%): (continued)
The Williams Cos., Inc.	6,250	186,625
Valero Energy Corp.	875	122,150
Woodside Energy Group, Ltd.	5,471	121,900
		5,196,692
Financials (20.6%):
ABN AMRO Bank N.V.	9,196	145,793
abrdn PLC	36,082	90,564
Ageas SA	3,055	132,050
A-Mark Precious Metals, Inc.	2,429	84,165
ANZ Group Holdings, Ltd.	12,626	193,483
Ares Management Corp., Class A	1,315	109,724
Artisan Partners Asset Management, Inc., Class A	2,931	93,733
Assicurazioni Generali SpA	7,895	157,357
Axis Capital Holdings, Ltd.	3,322	181,115
Bank of Hawaii Corp.	3,100	161,448
Bank OZK	4,475	153,045
Blue Owl Capital, Inc.	7,995	88,585
Brookline BanCorp, Inc.	14,499	152,239
Capitol Federal Financial, Inc.	20,281	136,491
CNA Financial Corp.	5,568	217,319
Columbia Banking System, Inc.	12,897	276,254
Credit Agricole SA	18,157	204,731
DB Insurance Co., Ltd.	2,867	164,968
First American Financial Corp.	2,505	139,428
First BanCorp.	12,443	142,099
First Busey Corp.	9,538	194,003
First Financial BanCorp.	8,698	189,355
First Hawaiian, Inc.	8,985	185,361
First Interstate BancSystem, Inc., Class A	6,475	193,344
FNB Corp.	19,057	221,061
Franklin Resources, Inc.	4,008	107,976
Great-West Lifeco, Inc.	6,091	161,459
Hana Financial Group, Inc.	4,097	128,100
Hanmi Financial Corp.	7,704	143,063
HomeStreet, Inc.	5,652	101,679
Hope BanCorp, Inc.	16,013	157,248
Industrial Bank of Korea	34,782	269,876
ING Groep N.V.	11,392	135,023
Intesa Sanpaolo SpA	66,077	169,640
Invesco, Ltd.	5,837	95,727
Jackson Financial, Inc., Class A	2,473	92,515
Janus Henderson Group PLC	4,587	122,198
Jefferies Financial Group, Inc.	3,171	100,648
KBC Group N.V.	2,173	149,160
Korea Investment Holdings Co., Ltd.	2,504	105,800
Lazard, Ltd., Class A	2,642	87,477
Legal & General Group PLC	36,464	107,444
Mediobanca Banca di Credito Finanziario SpA	18,331	184,230

  Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (20.6%): (continued)
MGIC Investment Corp.	12,237	164,221
Moelis & Co., Class A	2,146	82,492
Navient Corp.	5,914	94,565
New York Community BanCorp, Inc.	15,166	137,101
NH Investment Securities Co., Ltd.	28,784	194,591
NN Group N.V.	4,320	156,747
Nordea Bank Abp	18,782	200,289
Northwest Bancshares, Inc.	16,079	193,430
Oceanfirst Financial Corp.	9,835	181,751
Old Republic International Corp.	9,211	229,999
Onemain Holdings, Inc.	2,372	87,954
Pacific Premier BanCorp, Inc.	5,490	131,870
PacWest BanCorp	5,498	53,496
Piper Sandler Cos.	852	118,096
Popular, Inc.	2,920	167,637
Poste Italiane SpA	10,144	103,533
Power Corp. of Canada	6,333	161,875
Principal Financial Group, Inc.	1,768	131,398
Prosperity Bancshares, Inc.	3,641	223,994
Radian Group, Inc.	7,905	174,700
Safety Insurance Group, Inc.	2,191	163,273
Samsung Fire & Marine Insurance Co, Ltd.	1,320	208,896
Samsung Securities Co., Ltd.	5,723	139,371
Sandy Spring BanCorp, Inc.	5,655	146,917
SBI Holdings, Inc.	5,900	116,613
Societe Generale SA	6,197	139,676
Southside Bancshares, Inc.	6,048	200,794
Stewart Information Services Corp.	2,920	117,822
Swiss Re AG	1,166	119,621
Synovus Financial Corp.	3,861	119,035
TFS Financial Corp.	15,315	193,428
The Bank of NT Butterfield & Son, Ltd.	6,823	184,221
UWM Holdings Corp.	22,708	111,496
Valley National BanCorp	14,610	134,996
Virtu Financial, Inc., Class A	8,233	155,604
Washington Trust BanCorp, Inc.	3,189	110,531
Webster Financial Corp.	4,062	160,124
WesBanco, Inc.	6,772	207,900
Westpac Banking Corp.	13,454	194,752
Woori Financial Group, Inc.	16,819	147,426
		12,489,213
Health Care (1.1%):
Amgen, Inc.	1,114	269,310
Organon & Co.	6,545	153,938
Patterson Cos., Inc.	8,834	236,486
		659,734
Industrials (11.2%):
ACCO Brands Corp.	35,139	186,939

  Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (11.2%): (continued)
ACS Actividades de Construccion y Servicios SA	12,625	401,817
Adecco Group AG	4,877	176,749
AP Moller - Maersk A/S, Class B	60	108,712
Aurizon Holdings, Ltd.	112,937	253,599
Bouygues SA	10,217	344,455
CK Hutchison Holdings, Ltd.	49,156	304,967
Costamare, Inc.	18,883	177,689
Deluxe Corp.	10,235	163,760
Eagle Bulk Shipping, Inc.	2,758	125,489
EMCOR Group, Inc.	803	130,560
Ennis, Inc.	5,915	124,747
Genco Shipping & Trading, Ltd.	9,157	143,399
Golden Ocean Group, Ltd.	15,013	142,924
Healthcare Services Group, Inc.	16,254	225,443
HNI Corp.	10,118	281,685
Insteel Industries, Inc.	5,317	147,919
Kaman Corp.	6,071	138,783
Kennametal, Inc.	8,169	225,301
ManpowerGroup, Inc.	2,272	187,508
MDU Resources Group, Inc.	10,270	313,030
MillerKnoll, Inc.	6,653	136,054
Mitsui OSK Lines, Ltd.	6,300	157,073
MSC Industrial Direct Co., Inc.	3,644	306,096
Nippon Yusen KK	6,000	139,605
PACCAR, Inc.	4,315	315,858
Pitney Bowes, Inc.	28,952	112,623
Ryder System, Inc.	1,648	147,067
Singapore Technologies Engineering, Ltd.	118,200	325,150
SITC International Holdings Co., Ltd.	42,458	91,194
Trinity Industries, Inc.	7,527	183,358
Triton International, Ltd.	4,131	261,162
Watsco, Inc.	686	218,258
Xinyi Glass Holdings, Ltd.	43,539	77,985
		6,776,958
Information Technology (1.1%):
Broadcom, Inc.	238	152,686
National Instruments Corp.	2,655	139,149
NetApp, Inc.	2,982	190,401
The Western Union Co.	15,597	173,906
		656,142
Materials (9.3%):
Amcor PLC	19,703	224,220
Anglo American PLC	2,885	95,293
Antofagasta PLC	5,927	115,576
Ardagh Metal Packaging SA	21,523	87,814
BASF SE	3,184	166,974
BHP Group, Ltd.	4,933	155,705
Boliden AB	2,579	101,368

  Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (9.3%): (continued)
CRH PLC	3,622	182,540
Eastman Chemical Co.	2,043	172,307
Element Solutions, Inc.	9,433	182,151
Evonik Industries AG	8,557	179,645
Fortescue Metals Group, Ltd.	7,718	116,002
Huntsman Corp.	5,731	156,800
ICL Group, Ltd.	21,294	142,983
International Paper Co.	6,913	249,283
JFE Holdings, Inc.	16,600	209,938
Kumho Petrochemical Co., Ltd.	1,402	154,773
LyondellBasell Industries N.V., Class A	2,058	193,226
Newmont Corp.	2,699	132,305
Nippon Steel Corp.	9,800	230,310
Norsk Hydro ASA	15,357	114,170
OCI N.V.	3,936	133,424
Packaging Corp. of America	1,910	265,165
POSCO Holdings, Inc.	716	202,418
Ramaco Resources, Inc.	9,379	82,629
Rio Tinto PLC	2,393	161,684
Sonoco Products Co.	4,336	264,496
South32, Ltd.	38,602	112,736
Southern Copper Corp.	1,972	150,365
SunCoke Energy, Inc.	19,908	178,774
The Chemours Co.	3,805	113,922
The Scotts Miracle-Gro Co.	1,707	119,046
Tronox Holdings PLC	9,185	132,080
Westrock Co.	5,705	173,831
Yara International ASA	4,303	186,637
		5,640,590
Real Estate (1.7%):
Aroundtown SA	39,830	56,711
Hang Lung Properties, Ltd.	38,269	71,568
Henderson Land Development Co., Ltd.	52,809	182,652
Kennedy-Wilson Holdings, Inc.	17,320	287,339
LEG Immobilien SE	1,706	93,387
New World Development Co., Ltd.	47,656	127,796
Sino Land Co., Ltd.	165,463	223,858
		1,043,311
Utilities (18.0%):
Algonquin Power & Utilities Corp.	21,301	178,756
ALLETE, Inc.	5,778	371,930
Alliant Energy Corp.	3,710	198,114
American Electric Power Co., Inc.	2,384	216,920
Avangrid, Inc.	5,943	237,007
Avista Corp.	8,203	348,217
Black Hills Corp.	5,339	336,891
Brookfield Infrastructure Corp., Class A	5,647	260,101
CK Infrastructure Holdings, Ltd.	41,386	225,127

  Schedule of Portfolio Investments — continued

March 31, 2023

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (18.0%): (continued)
Clearway Energy, Inc., Class C	7,927	248,353
CLP Holdings, Ltd.	31,580	228,109
CMS Energy Corp.	3,034	186,227
Consolidated Edison, Inc.	2,631	251,708
DTE Energy Co.	1,708	187,094
Emera, Inc.	7,471	306,956
Enagas SA	13,866	266,142
Endesa SA	13,113	284,394
Enel SpA	32,276	196,945
Engie SA	17,074	269,838
Entergy Corp.	1,957	210,847
Evergy, Inc.	3,581	218,871
Eversource Energy	2,744	214,745
FirstEnergy Corp.	5,392	216,004
Hawaiian Electric Industries, Inc.	5,424	208,282
IDACORP, Inc.	2,117	229,335
National Fuel Gas Co.	3,042	175,645
NiSource, Inc.	5,943	166,166
Northwest Natural Holding Co.	6,479	308,141
NorthWestern Corp.	6,747	390,381
NRG Energy, Inc.	4,600	157,734
OGE Energy Corp.	5,944	223,851
ONE Gas, Inc.	2,970	235,313
Pinnacle West Capital Corp.	3,131	248,100
Portland General Electric Co.	8,084	395,227
Power Assets Holdings, Ltd.	49,674	266,415
Public Service Enterprise Group, Inc.	3,346	208,958
Red Electrica Corp. SA	16,933	297,466
Snam SpA	48,797	258,703
Spire, Inc.	4,490	314,929
SSE PLC	5,928	131,828
The Southern Co.	3,608	251,045
UGI Corp.	4,479	155,690
Unitil Corp.	2,917	166,386
Vistra Corp.	6,919	166,056
WEC Energy Group, Inc.	2,207	209,202
Xcel Energy, Inc.	866	58,403
		10,882,552
Total Common Stocks (Cost $56,360,620)		53,299,579

Total Investments (Cost $56,360,620) — 88.1%		53,299,579
Other assets in excess of liabilities — 11.9%		7,173,960
NET ASSETS - 100.00%		60,473,539

Percentages indicated are based on net assets as of March 31, 2023.

†	Represents less than 0.05%.

(a)	Non-income producing security.

(b)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of March 31,2023. This security is classified as Level 3 within the fair value hierarchy.

Futures Contracts

Short Futures
Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	6/16/23	153	$(13,873,275)	$(412,590)
Mini MSCI EAFE Index	6/16/23	170	(17,820,250)	(697,360)
S&P 500 Index E-mini	6/16/23	229	(47,377,238)	(2,771,465)
				$(3,881,415)

Long Futures
Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini	6/16/23	98	26,071,430	2,617,005
				$2,617,005
Total Net Futures Contracts				$(1,264,410)